As filed with the Securities and Exchange Commission on March 25, 2014

1933 Act File No. 333-184477
1940 Act File No. 811-22761

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	19	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	21	☒
(Check appropriate box or boxes.)

STONE RIDGE TRUST

(Exact Name of Registrant as Specified in Charter)

405 Lexington Avenue, 55th Floor
New York, New York 10147
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code:

855-609-3680

Jane Korach
Stone Ridge Trust
405 Lexington Avenue, 55th Floor
New York, New York 10147
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion March 25, 2014
The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

[…]

Stone Ridge Asset Management LLC
______________________________________________________________________________

A Fund For Long-Term Investors Seeking To Invest In:

International & Domestic Securities

Stone Ridge Global Equity Variance Risk Premium Master Fund

Share Class	Ticker Symbol
Class I	[…]
Class M	[…]

This Prospectus describes Class I shares and Class M shares of the above listed fund (the “Fund” or “Global Equity Variance Risk Premium Master Fund”). The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Fund’s investment adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. The Fund does not charge sales commissions or loads.

Before investing or allocating shares of the Fund to a client’s account, investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors or clients and is not designed to be a complete investment program.  An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

This Prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

STONE RIDGE TRUST

TABLE OF CONTENTS

Table of Contents - Prospectus

FUND SUMMARY

Stone Ridge Global Equity Variance Risk Premium Master Fund

Investment Objective

The Global Equity Variance Risk Premium Master Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class M
Redemption Fee (as a % of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class I	Class M
Management Fees	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	[…]%	[…]%
Other Expenses(1)	[…]%	[…]%
Acquired Fund Fees and Expenses(2)	[…]%	[…]%
Total Annual Fund Operating Expenses	[…]%	[…]%
Expense Reimbursement(3)	[…]%	[…]%
Total Annual Fund Operating Expenses After Expense Reimbursement	[…]%	[…]%

(1) “Other Expenses” are based on estimated amounts for the Fund’s initial fiscal year.

(2) Reflects the Fund’s allocable share of the advisory fees and other expenses of the funds in which it invests.

(3) Through [   ], 2015, the Adviser (defined below) has agreed to pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding direct or indirect (through the Underlying Funds’ Subsidiaries): brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees (but not excluding subsidiary fees), taxes, litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund's business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 0.25% for Class I shares and 0.40% for Class M shares.  The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual reduction/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser reduced a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect at the time of the recovery

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year, as discussed in Footnote 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I Shares	$[…]	$[…]
Class M Shares	$[…]	$[…]

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”) managed by the Adviser; however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this prospectus.  An Underlying Fund’s portfolio turnover rate may be over 100% of the Underlying Fund’s total assets.

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Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  The Fund is a special type of mutual fund that invests in a combination of Underlying Funds, specifically Class I Shares of the Stone Ridge U.S. Variance Risk Premium Fund (the “U.S. Variance Risk Premium Fund”),the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap Variance Risk Premium Fund”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “Developed Markets Variance Risk Premium Fund”), and the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Emerging Markets Variance Risk Premium Fund”), which are also managed by the Adviser. The Underlying Funds were chosen based on the determination of the Adviser that they could provide long-term capital appreciation.

In managing the Underlying Funds, the Adviser focuses primarily on one source of expected returns – the “variance risk premium” in equity options.  “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option – to be higher, on average, than the volatility actually experienced on the security underlying the option.  As an option seller, an Underlying Fund should benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.

The Adviser does not intend to purchase or sell securities for the Underlying Funds’ investment portfolios based on prospects for the economy, the securities markets, or the individual issuers themselves.  Instead, the Underlying Funds seek to identify variance risk premium wherever it may arise, regardless of the specific underlying securities, and to provide an investment return from the premium it receives from writing options.  In constructing the Underlying Funds’ investment portfolio, the Adviser seeks to identify a broadly diversified universe of eligible securities offering the Underlying Funds the potential to capture the benefit of the variance risk premium.  The Adviser then sells options on what it considers to be a meaningful subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy.

The Underlying Funds typically pursue their investment objectives by writing (selling) call and put options related to U.S. large cap, U.S. small cap, developed markets, and emerging markets equity securities.  The Adviser considers U.S. large cap, U.S. small cap, developed markets, and emerging markets equity securities to include the equity securities of U.S. large cap companies, U.S. small cap companies, developed markets issuers, or emerging markets issuers, as the case may be, as well as American Depository Receipts (“ADRs”), exchange traded funds (“ETFs”), and indices providing exposure to these securities.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Funds whose principal investment strategy is to write call and put options related to equity securities. In addition, the Fund initially intends to invest at least 40% of its net assets in Underlying Funds whose principal investment strategy is to write call and put options related to foreign securities from at least ten countries, not including the U.S.  Unless international market conditions are not deemed favorable by the Adviser, the Adviser will at all times have 25-50% exposure to non-US markets.  Initially, the Adviser anticipates allocating approximately one-third (1/3) of the Fund’s assets to U.S. large cap securities, one-sixth (1/6) to U.S. small cap securities, one-third (1/3) to developed markets securities, and one-sixth (1/6) to emerging markets securities.  The Adviser monitors the Underlying Funds and periodically rebalances the Fund’s investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Adviser may change the Fund’s target asset allocation ranges at any time, without prior approval from or notice to shareholders. For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price.  Generally, each Underlying Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying equity security, ADR, ETF, or index when the option is sold).  Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money.  By selling call options, an Underlying Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium.  By selling put options, an Underlying Fund will sell protection to the option purchaser in exchange for an option premium.  If an option sold by an Underlying Fund is exercised, the Underlying Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ADR, ETF, or index, depending on the terms of the option.

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When an Underlying Fund writes an option, it is typically required to post collateral, or “initial margin,” to secure its payment of delivery obligations. The Underlying Fund then pays or receives margin periodically during the term of the option depending on changes in value of the option.  In the U.S., an Underlying Fund typically will maintain the initial margin with its custodian in an escrow arrangement; outside the U.S., an Underlying Fund may maintain the margin directly with its broker or the option clearinghouse (and subject to the fraud and credit risk of the broker or clearinghouse).  In some markets, the amount of margin posted on behalf of an Underlying Fund can be as much as 30% of the notional amount of the option.

An Underlying Fund will invest in government obligations (normally U.S. and non-U.S. government securities with remaining maturities of one year or less), as well as equities, ADRs, and ETFs, typically to meet asset coverage or margin requirements on the Underlying Fund’s option writing strategy. An Underlying Fund’s securities may be denominated in foreign currencies. An Underlying Fund may, but is not obligated to, hedge its foreign currency exposure relative to the dollar.  Typically, the Underlying Fund will cover call options with equity securities and will cover put options with U.S. or foreign government obligations; however, the Underlying Fund may use any liquid assets as cover or margin. An Underlying Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Underlying Fund does not have a short position (so-called “naked” call or put options).  At times the Underlying Fund may hold significant positions in equities, ADRs, ETFs, U.S. or foreign government obligations, or cash and cash equivalents.  The Underlying Fund may at times write options on equities, ADRs, ETFs, and indices with a notional value greater than the value of the Underlying Fund’s assets.  In those cases, the Underlying Fund may be considered to have created investment leverage; leverage increases the volatility of the Underlying Fund and may result in losses greater than if the Underlying Fund had not been leveraged.  It is also possible that the Underlying Fund will create investment leverage by borrowing money.

The assets of each of the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund may be invested in a wholly-owned and controlled subsidiary (each a “Subsidiary”) formed under the laws of the Cayman Islands and advised by the Adviser.  Each Subsidiary is expected to write call and put options related to either developed markets or emerging markets securities.

The Underlying Funds also may enter into futures contracts for hedging purposes.  The use of derivatives gives rise to a form of leverage and the related risks.  The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”).  Accordingly, neither the Underlying Funds nor the Adviser (with respect to the each Underlying Fund) is subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Underlying Funds may lend their portfolio securities to broker-dealers and other institutional borrowers.

The Adviser may consider the tax consequences of the Underlying Funds’ investment strategy, but there is no assurance that the Underlying Funds will be managed in a tax-advantaged manner.

Principal Investment Risks

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

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An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of the Fund’s investments may change because of broad changes in the markets in which the Underlying Funds invest or because of the Fund’s asset allocation, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The following summarizes the main risks that the Fund is subject to based on its investments in the Underlying Funds.  The risks described below are risks to the Fund’s overall portfolio.  Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing,” beginning on page 4 of this Prospectus.

Investing in the Underlying Funds.  The investment objective of each Underlying Fund is to seek long term capital appreciation.  The strategies of the Underlying Funds are described in the Underlying Funds’ Prospectuses, which are available on the Fund’s website at www.stoneridgefunds.com or by calling (855) 609-3680.  The risks of each of the Underlying Funds are described below.  To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.  Generally, for example, a greater allocation to the U.S. Small Cap Variance Risk Premium Fund or the Emerging Markets Variance Risk Premium Fund will have the effect of increasing the risks associated with small-cap and emerging market issuers, respectively.  The risks listed below for the Fund include both the risks associated with an investment in the Fund and the risks associated with indirect investment in the portfolio of each of the Underlying Funds.

There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time.

Allocation Risk.  The Fund’s ability to achieve its investment objective depends largely upon the performance of the Underlying Funds and selecting the best allocation of assets to the Underlying Funds. There is the risk that the Adviser’s evaluations and assumptions regarding the Underlying Funds’ prospects may be incorrect in light of actual market conditions.  There is the risk that the Underlying Funds’ will not achieve their investment objectives.

Derivatives Risk. The use of derivatives by an Underlying Fund can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in an Underlying Fund, which magnifies such Underlying Fund’s exposure to the underlying investment and magnifies potential losses. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by an Underlying Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing an Underlying Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of an Underlying Fund’s shares may decline and such Underlying Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment.

The Underlying Funds may engage in transactions in exchange-traded and over-the-counter (“OTC”) options. OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Underlying Funds may take a credit risk with regard to parties with which they trade and also may bear the risk of settlement default. The counterparty to an OTC derivatives contract or a borrower of an Underlying Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.  The Underlying Funds’ use of derivatives may be extensive.

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The trading price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. An Underlying Fund may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position by buying or selling the option.  Options writing can cause an Underlying Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

The Underlying Funds’ use of derivatives may be extensive.

Equity Investing Risk. The Underlying Funds’ shares are sensitive to stock market volatility and the equities in which the Underlying Funds invest or to which the Underlying Funds have exposure may be more volatile than the stock market as a whole. The prices of equities may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of equities to a greater extent than other types of equities. If the stock market declines the value of the Underlying Funds’ shares will also likely decline and, although the value of equities can rebound, there is no assurance that values will return to previous levels.

Smaller Company Risk. The equity securities of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  The U.S. Small Cap Variance Risk Premium Fund may allocate any proportion of its assets to smaller companies.  In consequence, the Fund may have substantial exposure to smaller companies.

Larger Company Risk. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of large-capitalization stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.  The U.S. Variance Risk Premium Fund may allocate any proportion of its assets to stocks of large-capitalization companies.  In consequence, the Fund may have substantial exposure to larger companies.

Foreign Securities Risk.  Investments in foreign (non-U.S.) issuers, exposes the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund to risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes.  Investing in foreign securities may result in these Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers.

If the Developed Markets Variance Risk Premium Fund or the Emerging Markets Variance Risk Premium Fund invest in foreign issuers by purchasing ADRs or American Depositary Receipts (dollar-denominated depositary receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the-counter in the U.S.), they are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

Emerging Markets Risk.  Compared to foreign developed markets, investments by the Emerging Markets Variance Risk Premium Fund in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies.

Foreign Margin Risk.  For certain non-U.S. options, the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund (directly or through their Subsidiaries) may post margin (i) with their U.S. broker, who is expected typically to re-hypothecate the margin to a non-U.S. broker or clearinghouse, or (ii) with their non-U.S. broker, who will maintain the margin or re-hypothecate it to a clearinghouse.  The margin maintained by these brokers or clearinghouses is not subject to the regulatory protections provided by bank custody arrangements.  If initial margin is not maintained with the Underlying Fund’s custodian, the Underlying Fund is exposed to the fraud and credit risk of these brokers and clearinghouses over time.

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ETF Risk. Investing in an ETF exposes the Underlying Funds to all of the risks of that ETF’s investments and subjects them to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Underlying Funds may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and an Underlying Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact the Underlying Fund’s performance.  As a result of mathematical compounding and because most ETFs have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Currency Risk.  Foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar and adversely affect the value of the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies.  These Underlying Funds may (but are not required to) engage in hedging transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities and may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Suitable currency hedging transactions may not be available in all circumstances and the Adviser may decide not to use hedging transactions that are available.

Government Securities Risk. The Underlying Funds invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.  As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Foreign Government Obligations and Securities of Supranational Entities Risk. Investing in foreign government obligations and the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness of a foreign government or country to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. Some sovereign obligors in emerging market countries have been among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

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Borrowing Risk.  Each Underlying Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  An Underlying Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Each Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains.  Borrowing also will cost an Underlying Fund interest expense and other fees.  The cost of borrowing may reduce an Underlying Fund’s return.  In addition to any more stringent terms imposed by a lender, the Investment Company Act of 1940, as amended (the “1940 Act”), requires each Underlying Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow each Underlying Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. An Underlying Fund will borrow only if the value of such Underlying Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time an Underlying Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, such Underlying Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. An Underlying Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk. Each Underlying Fund may borrow or enter into derivative transactions for investment purposes, which will cause such Underlying Fund to incur investment leverage.  Therefore the Underlying Funds are subject to leveraging risk.  Leverage magnifies an Underlying Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Underlying Fund would otherwise have.  The value of an investment in an Underlying Fund will be more volatile and other risks tend to be compounded if and to the extent such Underlying Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Securities Lending Risk. Each Underlying Fund may lend its securities. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of an Underlying Fund’s shares may fall and there may be a delay in recovering the loaned securities. The value of an Underlying Fund’s shares could also fall if a loan is called and such Underlying Fund is required to liquidate reinvested collateral at a loss or if the Underlying Fund’s investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Subsidiary Risk.  By investing in their Subsidiaries, the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund are each indirectly exposed to the risks associated with their respective Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of these Underlying Funds and/or the Subsidiaries to operate as expected and could adversely affect these Underlying Funds and the Fund.

Affiliated Portfolio Risk. In managing the Fund, the Adviser will have authority to change the asset allocation amounts to the Underlying Funds. The Adviser may be subject to potential conflicts of interest in allocating assets to the Underlying Funds because the fees paid to it by some Underlying Funds may be higher than the fees paid by other Underlying Funds. As of the date of this Prospectus, the management fees of the Underlying Funds are identical.  However the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Non-Diversification Risk.  The Fund is classified as a "non-diversified" fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

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Tax Risk. In order for the Fund or any Underlying Fund to qualify for treatment as a regulated investment company for U.S. federal income tax purposes, the Fund or Underlying Fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the Statement of Additional Information), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. The Fund and each Underlying Fund generally intend to meet these requirements. If, in any year, the Fund or an Underlying Fund were to fail to qualify as a regulated investment company, the Fund, or the relevant Underlying Fund and the Fund as the case may be would be taxed as an ordinary corporation subject to U.S. federal income tax on all its income and gains at the Fund level. The resulting taxes could substantially reduce the Fund’s or Underlying Fund’s net assets and the amount of income and gains available for distribution. Such a failure would have a material adverse effect on such Fund and its shareholders. In addition, such a failure by an Underlying Fund could bear adversely on the Fund’s qualification as a regulated investment company.

Performance

This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.  Because the Fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser

Stone Ridge Asset Management LLC is the investment adviser of the Fund.

Portfolio Managers

Ross Stevens, Robert Gutmann and Anton Nikolaev are primarily responsible for the day-to-day management of the Fund.  Each of the portfolio managers has participated in the management of the Fund since its inception.

Purchase and Sale of Fund Shares

Investors may purchase the Fund’s Class I shares and Class M shares by first contacting the Adviser at (855) 609-3680 to notify the Adviser of the proposed investment.  Once notification has occurred, the investor will be directed to the Fund’s Transfer Agent to complete the purchase or sale transaction. The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. All investments are subject to approval of the Adviser. The Fund will only be available for purchase when it has notified investors that it is no longer closed to new investment.  See “Shareholder Information – Closing of the Fund to New Investments.”  The minimum initial account size (waived in certain circumstances) is $25 million for Class I shares and $10 million for Class M shares.   The account minimums for the Fund may be met by aggregating purchases in any of the Stone Ridge Variance Risk Premium Funds, including Stone Ridge Variance Risk Premium Funds offered in separate prospectuses.  There is no minimum for subsequent investments.  All share purchases are subject to approval of the Adviser.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business, by writing to Stone Ridge Trust, c/o U.S. Bancorp Fund Services, 615 E. Michigan Avenue, 3rd Floor, Milwaukee, Wisconsin, 53202, or by calling (855) 609-3680.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

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Payments to Broker-Dealers and Other Financial Intermediaries

The Fund is not generally sold through financial intermediaries other than certain registered investment advisers, and no sales loads are charged to investors or paid to financial intermediaries.  The Fund’s principal underwriter receives compensation with respect to Class M shares.  See “Distribution Arrangements.”

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INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The Fund is permitted to engage in the following investment practices to the extent set forth in “Fund Summary” above.  When used in this Prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments.  For example, an Underlying Fund may invest indirectly by investing in ETFs or derivatives and synthetic instruments.  References to the “Fund” below are to the Global Equity Variance Risk Premium Master Fund and each Underlying Fund, as applicable, except that the Global Equity Variance Risk Premium Master Fund may be exposed to the different types of investments described below through its investments in the Underlying Funds. The allocation of the Global Equity Variance Risk Premium Master Fund’s portfolio among Underlying Funds and the allocation of each of the Underlying Fund’s portfolio among securities will vary over time and might not always include all of the different types of investments described below.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in “Fund Summary.”  Set forth below is additional information about such policies and risks of the Fund described in “Fund Summary” above.  Information also is included about other types of investments and practices that the Fund may engage in from time to time.

More Information on Investment Strategies

Additional Information on Options Strategy.  The Fund intends to write (sell) call and put options on individual equities, exchange-traded funds (“ETFs”), ADRs, and indices.  Over time, the equities, ETFs, ADRs and indices on which the Fund sells call and put options may vary due to the portfolio managers’ evaluation of equity and options market conditions and other factors.

The Fund generally intends to sell call options that are out-of-the-money, meaning that option exercise prices generally will be higher than (1) the current level of the applicable index or ETF or (2) the market price of the applicable security at the time the options are written. The Fund generally intends to sell put options that are out-of-the-money (i.e., the exercise price generally will be below the current level of the applicable index or security when the option is written) or at-the-money (i.e., the exercise price generally will be the same as the current level of the applicable index or security when the option is written).  The percentage of the Fund’s portfolio value against which single equity security, index, ADR, and ETF call and put options are sold may vary over time.  The Fund may sell options that are substantially out-of-the-money, as well as options that are only slightly out-of-the-money. Options that are more substantially out-of-the-money generally would pay a lower premium than options that are slightly out-of-the-money. In certain circumstances, the Fund may also trade in-the-money options.  Typically, in-the-money option transactions arise when the Adviser determines that the premium offered compensates reasonably for the risk assumed.

The Fund also intends to enter into futures contracts in an effort to hedge overall market exposure. The Fund may use derivatives for investment purposes, including trading strategies, when the Adviser determines that it may be attractive or efficient to take long positions through futures contracts.  The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”). Accordingly, neither the Fund nor the Adviser (with respect to the Fund) is subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

Other Derivatives. The Fund may enter into derivatives transactions (including swap contracts) with respect to any security or other instrument in which it is permitted to invest or any related security, instrument or index (“reference instruments”) as an alternative to direct investments or to writing options, or for hedging purposes. Derivatives are financial instruments, the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk.  Derivatives typically allow the Fund to increase or decrease the level of risk to which it is exposed more quickly and efficiently than transactions in other types of instruments.  The Fund incurs costs in connection with opening and closing derivatives positions.  The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.  The use of derivatives gives rise to a form of leverage and the related risks.

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To the extent obligations created by the Fund may be deemed to create “senior securities” (as defined in the 1940 Act), the Fund may be required to segregate or earmark liquid assets, or enter into offsetting transactions or own positions covering its obligations. Please refer to the Statement of Additional Information for further information regarding when the Fund will segregate assets.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leverage transactions may substantially exceed the initial investment.

Options Generally.  Options are a type of financial derivative (which are instruments that derive their value from the performance of a specified reference instrument, security or index) through which option sellers assume conditional obligations to option buyers relating to the reference instrument, security or index.

When the Fund writes an option, it is typically required to post collateral, or “initial margin,” to secure its payment of delivery obligations. The Fund then pays or receives margin periodically during the term of the option depending on changes in value of the option.  In the U.S., the Fund typically will maintain the initial margin with its custodian in an escrow arrangement; outside the U.S., the Fund may maintain the margin directly with its broker or the option clearinghouse (and subject to the fraud and credit risk of the broker or clearinghouse).  In some markets, the amount of margin posted on behalf of the Fund can be as much as 30% of the notional amount of the option.

Options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of the reference instruments, changes in interest rates, changes in the actual or perceived volatility of the relevant index or market, and the remaining time to the options’ expiration, as well as trading conditions in the options market.

Call Options.  A call option is a contract that entitles the purchaser to receive from the seller the underlying security in exchange for a fixed price (the strike price of the call option) on or before the expiration date of the option or a cash payment (in the case of cash settled option contract) equal to the amount of any appreciation in the value of the reference instrument over the strike price as of the exercise date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index call option is exercised, the seller is required to deliver an amount of cash determined by the excess, if any, of the value of the index at contract termination over the strike price of the option. When an individual call option is exercised, the seller is required to deliver the underlying security. Typically, the Fund will cover call options with equity securities; however, the Fund may use any liquid assets as cover or margin.  The Fund may write call options on an underlying security it does not own (i.e., “naked” call options).  If the option seller does not own the underlying security, it may be required to purchase the security to meet the delivery requirements of the contract.

Put Options.  An index put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the index below a fixed price (the strike price of the put option) as of the exercise date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index put option is exercised, the put option seller is required to deliver an amount of cash determined by the shortfall, if any, of the value of the index at contract termination below the strike price of the option. A put option on an individual security or ETF, such as a SPDR, is a contract that entitles the purchaser to sell the security at a fixed price (the strike price of the put option) on or before the exercise date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual put option is exercised, the put option seller is required to purchase the underlying security. Typically, the Fund will cover put options with U.S. or foreign government obligations; however, the Fund may use any liquid assets as cover or margin.  The Fund may write put options on an underlying security it is not short (i.e., “naked” put options).

Futures Contracts. The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price.  A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. The Fund also is authorized to purchase or sell call and put options on futures contracts.  The Fund may maintain margin for non-U.S. futures transactions directly with its broker or the clearinghouse. The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

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Swaps. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index.  Other risks include liquidity and counterparty risk.

Subsidiaries.  The assets of the Fund may be invested in Subsidiaries formed under the laws of the Cayman Islands and advised by the Adviser. The Subsidiaries are expected to write call and put options. The Fund does not expect to invest more than 35% of its assets in Subsidiaries.  Under an investment management agreement with the Subsidiaries, the Adviser will provide the Subsidiaries with the same type of management services as the Adviser provides to the Fund.  If the Adviser receives compensation for providing such services to the Subsidiaries, the Adviser will not receive compensation from the Fund in respect of the assets of the Fund that are invested in the Subsidiaries. The Fund does not currently intend to sell or transfer all or any portion of its ownership interests in a Subsidiary.

Equities.  The Fund will invest in equity securities of domestic and foreign issuers. Equity securities may include, but are not limited to, common stock or preferred stock. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Holders of preferred stock generally do not have voting rights in the issuer and generally receive dividends at a specified rate. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets, but is subordinated to debt securities of the issuer. Returns on equities consist of any dividends received plus the amount of appreciation or depreciation in the value of the equity security.

Exchange-Traded Funds. The Fund may invest in ETFs.  ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Borrowing. The Fund may borrow for investment purposes from a bank in compliance with Section 18(f)(1) of the 1940 Act.  The Fund may borrow up to 33 1/3% of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Borrowing money involves transaction and interest costs that are borne by the Fund. The Fund may pay a commitment fee or other fees to maintain a line of credit, and will pay interest on amounts it borrows.   The Fund may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above in connection with the Fund’s borrowings for investment purposes.

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In addition to borrowing money from a bank, the Fund may enter into reverse repurchase agreements, dollar rolls, and other transactions that can be viewed as forms of borrowings, but for which the Fund does not have to have 300% asset coverage. To the extent required, if a transaction exposes the Fund to an obligation to another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. Loans will only be made to firms that have been approved by the Adviser, and the Adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding.  The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.  The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the Fund’s total assets (including such loans). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements for securities lending, including with respect to changes in market values, termination, interest paid on loaned securities and ability to call back loaned securities for voting.

Cash and Cash Equivalents. The Fund may invest in cash or cash equivalents, including high quality short-term instruments.

Portfolio Turnover. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

Changes to the Fund’s Investment Policies. The Fund’s investment objective and policies may be changed without shareholder approval unless an objective or policy is identified in the Prospectus or in the Statement of Additional Information as “fundamental.”  The Fund has adopted an 80% investment policy under Rule 35d-1 under the 1940 Act (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the Fund’s prospectus unless the Fund provides shareholders with 60 days’ notice as required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time.

Temporary Defensive Positions. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

More Information on the Risks of Investing

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors.  Before investing or allocating shares of the Fund to a client’s account, investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors or clients and is not designed to be a complete investment program.  An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

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The Fund may be subject to the principal risks noted below.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.  You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.

Options Risk Generally.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices, interest rates and other economic factors. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The trading price of options, particularly those traded over the counter, may be adversely affected if the market for the options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or clearinghouse may not at all times be adequate to handle current trading volume; or (vi) a regulator or one or more exchanges could, for economic or other reasons, decide to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist.

The Fund’s options positions will be marked to market on each day that the Fund strikes its NAV. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that the Fund may sell or purchase may be affected by options sold or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and may impose certain other sanctions.

The Fund may enter into options on futures contracts.  There can be no guarantee that there will be a correlation between price movements in the futures and in the securities or index positions covering them. In addition, there are significant differences between the securities and indices and futures markets that could result in an imperfect correlation between the markets. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures options on securities or indices, including technical influences in futures options, and differences between the financial instruments held by the Fund and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers.  These imperfections can interfere with the Fund’s investment strategy, and may lead to losses.  Options writing can cause the Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Call Option Risks.  When a single equity security or ETF call option is exercised, the Fund will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price.  In addition, the Fund continues to bear the risk of a decline in the value of the underlying security.  By writing covered call options on its portfolio securities, the Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities.  As a seller of single equity security or ETF call options, if the Fund does not own the underlying security it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, the Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option.  Accordingly, the Fund’s potential losses on writing index call options are extensive.

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Accordingly, when the Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Fund.

Put Option Risks.  Put options on single equity securities or ETFs written by the Fund may be physically settled, requiring the underlying equity security to be received by the Fund upon exercise of the option or, alternatively, may have cash settlement provisions. The Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price.  Accordingly, losses on written put options can be substantial.  While the risk of selling put options in a spread transaction may be mitigated by the Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Fund cannot provide in advance for their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Fund will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination.  Accordingly, the potential losses from writing index put options can be substantial.

Equity Investing Risk.  The Fund’s investment program will include holding a portfolio of domestic and/or foreign equities. Therefore, a principal risk of investing in the Fund is equity securities risk. Equity securities risk is the risk that the value of equity securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of companies whose securities the Fund holds. Although equities have historically generated higher average returns than fixed-income securities over the long term, equity securities also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of equity securities of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the equity securities held by the Fund. In addition, equity securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other possible reasons, the issuer of the security experiences a decline in its financial condition. Equities in which the Fund will invest are structurally subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than debt instruments of such issuers. Finally, the prices of equities may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increases.

Foreign Securities Risk.  Investments in securities (including ADRs) of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers.  For example, foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S.  The Fund’s investments in foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments.  The Fund may not be able to pass through to its shareholders foreign income tax credits in respect of a portion of or all foreign income taxes it pays. There may be difficulty in obtaining or enforcing a court judgment abroad.  The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, the Fund may have limited recourse available to it. The laws of some foreign countries may limit the Fund’s ability to invest in securities of certain issuers located in those countries.  In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect the Fund’s assets held in foreign countries. There may be less publicly available information about a foreign company than there is regarding a U.S. company. Foreign securities markets may have substantially less volume than U.S. securities markets and some foreign company securities are less liquid than securities of otherwise comparable U.S. companies. Foreign markets also have different clearance and settlement procedures that could cause the Fund to encounter difficulties in purchasing and selling securities on such markets and may result in the Fund missing attractive investment opportunities or experiencing a loss. In addition, a portfolio that includes securities issued by foreign issuers can expect to have a higher expense ratio because of the increased transaction costs in foreign markets and the increased costs of maintaining the custody of such foreign securities.

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ADRs or America Depositary Receipts are dollar-denominated depositary receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the counter in the United States. Investing in these instruments exposes the Fund to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.  The value of ADRs will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored ADRs generally bear all the costs of such ADRs, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

Emerging Markets Risk.  Investing in emerging market securities and currencies entails all of the risks of investing in foreign (non-U.S.) investments (see “Foreign Securities Risk”), but to a heightened degree.  Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies  Additional risks of emerging market securities may include: greater political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund is exposed; greater risk of default (by both government and private issuers); more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; less developed legal systems; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.    In addition, foreign investors, including the Fund, may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.  Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Derivatives Risk.  In addition to writing call options and put options, the risks of which are described above, the Fund may also invest in other derivative instruments acquired for hedging, risk management and investment purposes (to gain exposure to securities, securities markets, market indices and/or currencies consistent with its investment objectives and policies). The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. Derivative transactions including options on securities and securities indices and other transactions in which the Fund may engage (such as futures contracts and options thereon, swaps and short sales) may subject the Fund to increased risk of principal loss due to unexpected movements in the prices of equities, changes in the volatility levels of equities and interest rates, and imperfect correlations between the Fund’s securities holdings and indices upon which derivative transactions are based. Derivatives can be illiquid, may disproportionately increase losses, and may have a potentially large impact on the Fund’s performance. The Fund also will be subject to credit risk with respect to the counterparties to any over-the-counter derivatives contracts entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or no recovery in such circumstances. Derivatives may disproportionately increase losses and have a potentially large negative impact on the Fund’s performance.  A decision as to whether, when and how to employ derivatives involves the exercise of skill and judgment, and even well-conceived uses may be unsuccessful to some degree because of market behavior or unexpected events.

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Futures Risks.  A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the futures contracts and in the securities or index positions covering them. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract, and the Fund would remain obligated to meet margin requirements until the position is closed.

Swaps Risks.  The use of swaps involves investment techniques and risks that are different from those associated with portfolio security transactions. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that the Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund. The Adviser will consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable. Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap). Developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future. If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default.

Foreign Margin Risk.  For certain non-U.S. options, the Fund (including through a Subsidiary) may post margin (i) with its U.S. broker, who is expected typically to re-hypothecate the margin to a non-U.S. broker or clearinghouse, or (ii) with its non-U.S. broker, who will maintain the margin or re-hypothecate it to a clearinghouse.  Such margin may be held by the brokers in commingled accounts with margin from other clients of the broker.  The margin maintained by these brokers or clearinghouses is not subject to the regulatory protections provided by bank custody arrangements.  If initial margin is not maintained with the Fund’s custodian, the Fund is exposed to the fraud and credit risk of these brokers and clearinghouses over time.

ETF Risks. The Fund may invest in the securities of ETFs, to the extent permitted by law. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.  As a result of mathematical compounding and because most ETFs have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

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Currency Risk.  The Fund’s shares are priced (purchased and redeemed) in U.S. dollars and the distributions paid by the Fund are paid in U.S. dollars. However, a substantial portion of the Fund’s assets may be denominated in foreign (non-U.S.) currencies and income received by the Fund from many of its investments may be paid in foreign currencies.  In purchasing or selling local currency to execute transactions on foreign exchanges, the Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies, and the Fund’s income available for distribution.  Some countries have and may continue to adopt internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.  For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency.  In addition, a country may impose formal or informal currency exchange controls.  These controls may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could undermine the value and liquidity of the Fund’s portfolio holdings and potentially place the Fund’s assets at risk of total loss.  In addition, although at times most of the Fund’s income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund’s income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if the Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount to U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense. The Fund may (but is not required to) engage in hedging transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities and may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Suitable currency hedging transactions may not be available in all circumstances and the Adviser may decide not to use hedging transactions that are available.

Smaller Company Risk. The equity securities of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Larger Company Risk. The equity securities of large-capitalization companies can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of equity securities issued by large-capitalization companies may not rise to the same extent as the value of equity securities issued by small or mid-cap companies under certain market conditions or during certain periods.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.  As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

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Foreign Government Obligations and Securities of Supranational Entities Risk. Investing in foreign government obligations and the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness of a foreign government or country to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. Some sovereign obligors in emerging market countries have been among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

Borrowing Risk.  The Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  Borrowing also will cost the Fund interest expense and other fees.  The cost of borrowing may reduce the Fund's return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk. The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage.  Therefore the Fund is subject to leveraging risk.  Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have.  The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Securities Lending Risk. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the Adviser and the Adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the Adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.  The Fund may experience loss if it invests the cash collateral received from securities loans in instruments that depreciate.  Securities lending collateral may be invested in liquid, short-term investments, such as money market funds, managed by third party advisers or banks.  These pools may be lightly regulated and may hold complex investments that could lead to loss of collateral.  Were the Fund to invest collateral at a loss, the Fund would be required to make up the loss upon the conclusion of the securities loan.

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Temporary Defensive and Interim Investments.  For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies.  Generally, the Fund would invest in money market instruments or in other short-term U.S. or non-U.S. government securities.  The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its shares or the sale of its portfolio securities or to meet anticipated redemptions of its shares.  To the extent the Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover.  A change in the securities held by a fund is known as “portfolio turnover.”  The Underlying Funds may engage in active and frequent trading to try to achieve their investment objectives and may have portfolio turnover rates of over 100% annually. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions.  Increased portfolio turnover may also result in higher brokerage fees or other transaction costs, which can reduce the Fund’s performance.  Most of the Fund’s portfolio transactions are purchases or sales of the Underlying Funds’ shares, however, which do not entail any brokerage fees or transaction costs.

Subsidiary Risk.  By investing in a Subsidiary, the Underlying Funds are indirectly exposed to the risks associated with the Subsidiary’s investments. The instruments held by the Subsidiary are in many respects similar to those that are permitted to be held by the Underlying Fund and subject to the same risks that apply to similar investments if held directly by the Underlying Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

Affiliated Portfolio Risk. In managing the Fund, the Adviser will have authority to change the asset allocation amounts to the Underlying Funds. The Adviser may be subject to potential conflicts of interest in allocating assets to the Underlying Funds because the fees paid to it by some Underlying Funds may be higher than the fees paid by other Underlying Funds. As of the date of this Prospectus, the management fees of the Underlying Funds are identical.  However the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Non-Diversification Risk.  The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Tax Risk. In order for the Fund to qualify for treatment as a regulated investment company for U.S. federal income tax purposes , the Fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the Statement of Additional Information), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year.   The Fund generally intends to meet these requirements.  If, in any year, the Fund were to fail to qualify as a regulated investment company, the Fund would be taxed as an ordinary corporation subject to U.S. federal income tax on all its income at the Fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. Such a failure would have a material adverse effect on the Fund and its shareholders. In addition, such a failure by an Underlying Fund in which the Fund invests could bear adversely on the Fund’s qualification as a regulated investment company.

Expense Risk.  Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.  The Underlying Funds’ expense limitation agreements, which generally remain in effect for a period of one year, mitigate this risk.  However, there is no assurance that the Adviser will renew such expense limitation agreements from year-to-year.

Allocation Risk.  The Fund’s ability to achieve its investment objective depends largely upon the performance of the Underlying Funds and selecting the best allocation of assets to the Underlying Funds. There is the risk that the Adviser’s evaluations and assumptions regarding the Underlying Funds’ prospects may be incorrect in light of actual market conditions.  There is the risk that the Underlying Funds will not achieve their investment objectives.

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Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Statement of Additional Information.  The holdings of the Fund are also disclosed quarterly in filings with the SEC on Form N-Q as of the end of the first and third quarters of the Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the Fund’s fiscal year. You can find the SEC filings on the SEC’s website, www.sec.gov.

MANAGEMENT AND ORGANIZATION
Investment Adviser

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Fund. The Adviser was organized as a Delaware limited liability company in 2012. Its primary place of business is at 405 Lexington Avenue, 55th Floor, New York, NY 10174. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Fund. As of […], 201[…], the Adviser’s assets under management were approximately $[…] billion.

In consideration of investment management fees to be paid to the Adviser by the Underlying Funds, the Adviser offers its services to the Fund at no additional investment advisory fee.

A discussion regarding the basis of the Board’s approval of the investment advisory contract between the Trust, on behalf of the Fund, and the Adviser will be available in the Fund’s first annual report to shareholders for the fiscal period ended October 31, 2014.

Portfolio Managers

Ross Stevens

Ross Stevens, Co-Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Robert Gutmann and Anton Nikolaev. Mr. Stevens is the Founder of Stone Ridge and has co-managed the Fund since its inception. Prior to founding Stone Ridge, Mr. Stevens was a member of the Investment Committee and Co-Head of the Portfolio Managers Committee at Magnetar Capital.  Previously, he was Global Co-Head of Equities at Jefferies and Global Head of Electronic Trading at Bank of America.  Mr. Stevens started his career in quantitative research at Goldman Sachs Asset Management after receiving his PhD in Finance and Statistics from University of Chicago (Booth) and his BSE in Finance from University of Pennsylvania (Wharton).

Robert Gutmann

Robert Gutmann, Co-Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Stevens and Mr. Nikolaev. Mr. Gutmann is a co-Founding Partner of Stone Ridge and has co-managed the Fund since its inception. Prior to joining Stone Ridge, Mr. Gutmann was the head of the Delta-One Synthetic Solutions Group at RBC Capital Markets.  He started his career at Morgan Stanley, where he became a senior trader in the Delta-One Structured Products group.  Mr. Gutmann received his B.A. in Mathematics and Music from Columbia University.

Anton Nikolaev

Anton Nikolaev, Co-Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Stevens and Mr. Gutmann. Mr. Nikolaev is a Senior Quantitative Strategist at Stone Ridge and has co-managed the Fund since its inception. Prior to joining Stone Ridge, Mr. Nikolaev was a Partner at Rational Algorithmic Trading Engine LLC, a high frequency trading firm. Previously, Mr. Nikolaev worked at Deutsche Bank and Citigroup, where he designed and traded high frequency trading models. Mr. Nikolaev received his M.Phil in Computer Science from Columbia University and his PhD in Theoretical and Mathematical Physics from Moscow State University.

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More information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of securities in the Fund is included in the Statement of Additional Information.

Distributor and Transfer Agent

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 is the Fund’s distributor. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 is the Fund’s transfer agent, administrator and accounting agent. The Fund compensates the distributor and transfer agent for their services.

SHAREHOLDER INFORMATION

Closing of the Fund to New Investments

The Fund may close at any time to new investments and only the reinvestment of dividends by existing shareholders will be permitted.  The Fund may re-open to new investment and subsequently close again to new investment at any time at the discretion of the Adviser.  Any such opening and closing of the Fund will be disclosed to investors via a supplement to this prospectus.

Consortium

When the Fund is open to new investments, it will be made available for investment on a priority basis to a group of investors (the “Consortium”) who have entered into an arrangement with the Adviser.  Once orders are filled for the Consortium, the Fund will then be available for investment by other investors.  The Consortium members do not have any special rights to offering price, dividends or liquidation.  The Consortium consists of a selected group of registered investment advisers who have discretionary authority to invest on their clients behalf and with whom the Adviser has a long-standing relationship.

How Fund Share Prices Are Calculated

The NAV of the Fund’s Class I shares and Class M shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. While the assets of each of Class I shares and Class M shares are invested in a single portfolio of securities, the NAV of each respective Class will differ because each of Class I shares and Class M shares have different ongoing distribution fees.  The Fund’s shares are valued as of a particular time (the “Valuation Time”) on each day that the NYSE is open for trading.1 The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

For purposes of calculating the NAV, the Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers, brokers or pricing services.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the NAV are computed as of such times. Events affecting the values of those securities may occur between such times and the close of the NYSE and therefore may not be reflected in the computation of the NAV. The Fund may determine the fair value of those securities in accordance with pricing guidelines and procedures adopted by the Trust’s Board of Trustees, as described below.  The value of the Fund’s investments in foreign equities generally will be determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE.

1 The NYSE is open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas.

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Fluctuations in the values of foreign currencies in relation to the U.S. dollar will affect the NAV of the Fund’s shares even if there has not been any change in the values of those securities as quoted in such foreign currencies.  Because certain of the securities in which the Fund may invest may trade on days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares. Please see “Computation of Net Asset Value” in the SAI for more information.

To the extent the Fund invests in open-end management companies that are registered under the 1940 Act, the Fund’s NAVs will be calculated based upon the net asset value of such funds.  The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable, infrequent, or from only a single broker), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board (so-called “fair value pricing”). The Valuation Committee (the “Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) has the responsibility for overseeing the implementation of the Fund’s valuation procedures and fair value determinations made on behalf of the Board.  For purposes of determining Fair Value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s quote; or (viii) any combination of the above. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Fund’s NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. The Fund’s use of fair value pricing may help deter “stale price arbitrage” as discussed below under “Frequent Purchases and Sales of Fund Shares.”

INVESTING IN THE FUND

The Fund offers two classes of shares— Class I shares and Class M shares.  This prospectus describes the Class I shares and Class M shares of the Fund.

Eligibility to Buy Class I Shares and Class M Shares

The Fund’s Class I shares and Class M shares are offered to the following groups of investors (“Eligible Investors”):

1. Institutional investors, including registered investment advisers (RIAs);

 2. Clients of institutional investors;

3. Tax-exempt retirement plans of the Adviser and its affiliates and rollover accounts from those plans;

4. Certain other Eligible Investors as approved from time to time by the Adviser. Eligible Investors include employees, former employees, shareholders, members and directors of the Adviser and the Fund or each of their affiliates, and friends and family members of such persons; and

5. Investment professionals or other financial intermediaries investing for their own accounts, and their immediate family members.

Some financial intermediaries may impose different or additional eligibility requirements. The Fund has the discretion to further modify or waive its eligibility requirements.

The Fund reserves the right to refuse any request to purchase shares. Each Class of shares is subject to the investment minimums described below.

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Investment Minimums

Class I Shares

The minimum initial account size is $25 million. Purchases of Class I shares of any Stone Ridge Variance Risk Premium Fund, including Stone Ridge Variance Risk Premium Funds offered in separate prospectuses, may be aggregated to meet the minimum account size.  This minimum investment requirement may be modified or reduced as follows:

•	For eligibility groups 3, 4 and 5 described above under “Eligibility to Buy Class I Shares and Class M Shares,” there will be no minimum investment requirement.

Class M Shares

The minimum initial account size is $10 million.  Purchases of Class M shares of any Stone Ridge Variance Risk Premium Fund, including Stone Ridge Variance Risk Premium Funds offered in separate prospectuses, may be aggregated to meet the minimum account size.

Investment minimums may be waived by the Board or pursuant to procedures adopted by the Board.

Other Policies

No Certificates

The issuance of shares is recorded electronically on the books of the Fund. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of Fund shares you own. You can rely on these statements in lieu of certificates. The Fund does not issue certificates representing shares of the Fund.

Frozen Accounts

The Fund may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Small Account Policy

The Fund reserves the right to redeem an account if the value of the shares in the Fund is $1,000 or less because of redemptions. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account(s) to the minimum amount specified above before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

HOW TO BUY CLASS I SHARES AND CLASS M SHARES

How to Buy Shares

Shareholders who invest in the Fund through a financial intermediary should contact their financial intermediary regarding purchase procedures. Investors may purchase the Fund’s Class I shares and Class M shares by first contacting the Adviser at (855) 609-3680 to notify the Adviser of the proposed investment. Once notification has occurred, the investor will be directed to the Fund’s Transfer Agent to complete the purchase transaction. The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors.  All investments are subject to approval of the Adviser, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares.  Purchase through a financial intermediary does not affect these eligibility requirements or those set out in “Investing in the Fund,” above.

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A purchase of the Fund’s Class I shares and Class M shares will be made at the NAV per share next determined following receipt of a purchase order in good order by the Fund, its authorized agent, its Distributor’s authorized agent, or authorized broker or the broker’s authorized designee.  A purchase, exchange or redemption order is in “good order” when the Fund, its Distributor’s agent, an authorized broker or, if applicable, a broker’s authorized designee, receives all required information, including properly completed and signed documents. Once the Fund (or one of its authorized agents) accepts a purchase order, you may not cancel or revoke it; however, you may redeem the shares. The Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. This confirmation process may take up to 15 days. The Fund reserves the right to cancel any purchase or exchange order it receives if the Trust believes that it is in the best interest of the Fund’s shareholders to do so.

Clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account on behalf of a natural person unless it receives the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDelivery

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in the Fund online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (855) 609-3680.

HOW TO REDEEM CLASS I SHARES AND CLASS M SHARES

Investors who desire to redeem shares of the Fund must first contact the Adviser at (855) 609-3680. Once notification has occurred, the investor will be directed to Fund’s Transfer Agent to complete the sale transaction. Shareholders who invest in the Fund through a financial intermediary should contact their financial intermediary regarding redemption procedures. The Fund will redeem shares at the net asset value of such shares next determined after receipt of a written request for redemption in good order, by the Transfer Agent (or by a financial intermediary such as a selling broker, if applicable).

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The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “How to Buy Shares.” Certificates for shares are not issued.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Fund may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell shares or accurately determine the value of assets, or if the SEC orders the Fund to suspend redemptions or delay payment of redemption proceeds.

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. The Fund intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. The Fund intends to pay cash for all shares redeemed, except in cases noted above under the heading “General Redemption Policies,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by the Fund prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Fund for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Fund cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Fund reserves the right to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to the Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202. If you elect to have the payment wired to your bank, a wire transfer fee of $15.00 will be charged.

Dividend Reinvestment Program

Dividends and capital gains distributions are automatically reinvested, without sales charges, into any share class of the Fund in which you have an existing account, unless otherwise noted. You may notify the Transfer Agent in writing to:

• Choose to receive dividends or distributions (or both) in cash; or
• Change the way you currently receive distributions.

Your taxable income is the same regardless of which option you choose. For further information about dividend reinvestment, contact the Transfer Agent by telephone at (855) 609-3680.

Dividends, Distributions and Taxes

It is the Fund’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any. Unless you elect to receive your distributions in cash, your ordinary income and capital gain distributions will be reinvested in additional shares of the same share class of the Fund at NAV calculated as of the payment date. If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions in the manner described herein whether they are paid in cash or reinvested in additional shares of the Fund.

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This section summarizes some of the important U.S. federal income tax consequences of investing in the Fund.  This discussion does not address all aspects of taxation that may apply to shareholders or to specific types of shareholders such as tax-deferred retirement plans and persons who are not “U.S. persons” within the meaning of the Internal Revenue Code of 1986, as amended (the “Code”). You should consult your tax adviser for information concerning the possible application of federal, state, local, or non-U.S. tax laws to you. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

The Fund and each Underlying Fund intend to elect and to qualify each year to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Code. A regulated investment company is not subject to U.S. federal income tax on income and gains that are distributed in a timely manner to shareholders. However, the Fund's or an Underlying Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and, consequently, a reduced return on your investment.  In addition, such a failure by an Underlying Fund in which the Fund invests could bear adversely on the Fund’s qualification as a regulated investment company.

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that the Fund owned for more than one year over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distribution of net gains from the sale of investments that the Fund owned for one year or less will be taxable to you as ordinary income.

Distributions of investment income reported by the Fund as derived from “qualified dividend income” will be taxed to individuals at the rates applicable to net capital gains, provided that certain holding period and other requirements are met at both the shareholder and Fund level.

A Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any Capital Gain Dividends, and capital gains recognized on the sale, redemption or exchange of shares of the Fund. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Fund.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Early in each year, we will send you a statement showing detailed federal tax information with respect to your distributions for the prior year.

Distributions are taxable to you in the manner described herein even if they are paid from income or gains earned before your investment (and thus were included in the price you paid for your shares). Any gain or loss resulting from the sale or exchange of your shares in the Fund will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

An Underlying Fund’s transactions in options and other derivatives could affect the amount, timing and character of distributions from the Fund; in some cases, the tax treatment of such transactions may be unclear.  The tax issues relating to these and other types of investments and transactions are described more fully under “Taxation” in the Statement of Additional Information.

An Underlying Fund’s investments in foreign securities may be subject to foreign withholding and other taxes, which would decrease the Underlying Fund’s return on those securities.  If more than 50% of the value of an Underlying Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, such Underlying Fund will be eligible to elect to “pass through” to the Fund qualifying foreign income taxes that it pays in respect of eligible securities.  In addition, so long as the Fund invests at least 50% of its total assets in Underlying Funds at the close of each quarter of its taxable year, the Fund, will be permitted to make the same election in respect of qualifying foreign taxes paid in respect of eligible securities by the Fund and by Underlying Funds that themselves make such an election.  If the Fund makes such an election, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal U.S. income tax return, subject to certain limitations.  An Underlying Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the recognition of ordinary income and may affect the timing or amount of distributions.

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The investment of substantially all of its assets in Underlying Funds could affect the amount, timing and character of distributions by the Fund.

Each Subsidiary is currently expected to be a disregarded entity for U.S. federal tax purposes. In the case of a Subsidiary that is a disregarded entity for such purposes, (i) the Underlying Fund that owns the Subsidiary is treated as owning the Subsidiary’s assets directly; (ii) any income, gain, loss, deduction or other tax items arising in respect of the Subsidiary’s assets will be treated as if they are realized or incurred, as applicable, directly by the Underlying Fund; and (iii) any distributions the Underlying Fund receives from the Subsidiary will have no effect on the Underlying Fund’s U.S. federal income tax liability. In the alternative, each Subsidiary may elect to be treated as a separate corporation for U.S. federal tax purposes.  In such a case, an Underlying Fund’s intention to qualify for treatment as a regulated investment company will limit its investment in the Subsidiary to no more than 25% of the Underlying Fund’s total assets and the Subsidiary may take certain measures to ensure that the 90% qualifying income requirement (described in more detail in the SAI) is satisfied.  In such a case, the Subsidiary will be treated as a “controlled foreign corporation” for U.S. federal income tax purposes, such that (i) the Underlying Fund that owns the Subsidiary will be required to include in its income annually amounts earned by the Subsidiary during that year and to distribute such amounts to shareholders, regardless of whether such income is distributed by the Subsidiary to the Underlying Fund, and (ii) gains from sales of investments by the Subsidiary will not be eligible for capital gain treatment but will instead be treated as ordinary income when included in the income of the Underlying Fund.

Investments through tax-qualified retirement plans and other tax-advantaged investors are generally not subject to current federal income tax.

The discussion above is very general. Please consult your tax adviser about the effect that an investment in the Fund could have on your own tax situation, including possible foreign, federal, state, or local tax consequences, or about any other tax questions you may have.

Frequent Purchases and Sales of Fund Shares

The Fund does not permit market timing or other abusive trading practices. The Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases or exchanges at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading. Shareholders will be notified of the Fund’s intention to restrict exchanges of shares at least 60 days in advance of such action.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. Your Fund’s management team has established procedures to mitigate these risks. Please see “How Fund Share Prices Are Calculated” for more information.

The Fund does not accommodate frequent purchases and redemptions of the Fund’s shares by its shareholders. The Board has adopted policies and procedures designed to deter frequent purchases and redemptions; in addition, a redemption fee is imposed on shares that are redeemed or exchanged within 90 days or less after the date of a purchase. This fee is calculated based on the shares’ aggregate NAV on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge, is retained by the Fund, and does not benefit the Fund’s Adviser, Distributor or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be redeemed first). The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, or (iii) shares were purchased through certain qualified and non-qualified retirement plans if recordkeepers for retirement plan participants cannot implement redemption fees because of systems’ limitations and such recordkeepers have provided verification to that effect. Such recordkeepers may be permitted to delay, temporarily, the implementation of redemption fees. These policies may apply to investments made through financial intermediaries, including through programs utilizing omnibus accounts.  In addition, the redemption fee also will not be assessed to redemptions made by the Fund with respect to its investments in the Underlying Funds.  The Fund seeks to apply these policies uniformly.

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To minimize the negative effect of frequent purchases and redemptions on the Fund and its shareholders, the Fund’s management team reserves the right to reject, in their sole discretion, any purchase order (including an exchange from another Fund) from any investor they believe has a history of abusive trading or whose trading, in their judgment, has been or may be disruptive to the Fund. If the Fund detects that an investor has made two “material round trips” in any period (as determined by the Adviser), it will generally reject the investor’s future buy orders, including exchange buy orders, involving the Fund. For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity. These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. In making this judgment, accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common entity generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

On a periodic basis, the Adviser will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting these criteria will be investigated for possible inappropriate trading.

Certain accounts, and omnibus and other multi-investor accounts (together, “Omnibus Accounts”) in particular, include multiple investors and typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund’s management team to identify market timing or other abusive trading activities in these accounts, and the Fund’s management team may be unable to eliminate abusive traders in these accounts from the Fund. Identification of abusive traders may further be impaired by limitations of the operational systems and other technical issues. Whenever abusive or disruptive trading is identified, the Fund’s management team will encourage omnibus account holders to address such trading activity directly.

The Fund, the Adviser or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers, concerning trades placed in Omnibus Accounts, in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may place the Fund at a disadvantage.

DISTRIBUTION ARRANGEMENTS

Distribution and Servicing (12b-1) Plan

The Fund pays fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Class M shares (“distribution fees”) and/or in connection with personal services rendered to Class M shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act.

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The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under the 12b-1 Plan (calculated as a percentage of the Fund’s average daily net assets attributable to Class M shares):

Class	Annual Distribution Related and Service Fee
Class M Shares	[...]%

Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Payments to Financial Firms

The Fund or the Adviser also may enter into agreements with certain intermediaries under which the Fund makes payments to the intermediaries in recognition of the avoided transfer agency costs to the Fund associated with the intermediaries’ maintenance of customer accounts or in recognition of the services provided by intermediaries through mutual fund platforms.  Payments made out of the Fund under such agreements are generally based on either (1) a percentage of the average daily net asset value of the customer shares serviced by the intermediary, up to a set maximum, or (2) a per account fee assessed against each account serviced by such intermediary, up to a set maximum.  These payments are in addition to other payments described in this prospectus such as the distribution and servicing fees paid pursuant to the 12b-1 Plan.  Investors who invest through financial firms are subject to the eligibility requirements set out in “Investing in the Fund” and “How to Buy Shares,” above.

The Adviser and the Fund’s Distributor may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and by other applicable laws and regulations.

Investors may be charged a fee if they effect transactions through an intermediary, broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee.

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FINANCIAL HIGHLIGHTS

The Fund is newly organized and its shares have not previously been offered and therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

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PRIVACY POLICY

Stone Ridge Asset Management LLC’s Commitment to Its Customers1

Stone Ridge Asset Management LLC (“Stone Ridge”) recognizes and respects the privacy expectation of each of its customers.  Stone Ridge believes that the confidentiality and protection of its customers’ non-public personal information is one of its fundamental responsibilities.  This means, most importantly, that Stone Ridge does not sell customers’ non-public personal information to any third parties.  Stone Ridge uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a Stone Ridge affiliated company.

Information Stone Ridge Collects About Its Customers

Stone Ridge collects non-public personal information about its customers from the following sources:

•	Account Applications and Other Forms, which may include a customer’s name and address, social security number or tax identification number, total assets, income, and accounts at other institutions;
•	Account History, which may include information about the transactions and balances in accounts with Stone Ridge; and
•	Correspondence, which may include written, telephonic or electronic communications.

How Stone Ridge Handles Its Customers’ Personal Information

As emphasized above, Stone Ridge does not sell non-public personal information about current or former customers to third parties.  Below are the details of circumstances in which Stone Ridge may disclose non-public personal information to third parties:

•
In order to complete certain transactions or account changes that a customer directs, it may be necessary to provide certain non-public personal information about that customer to companies, individuals, or groups that are not affiliated with Stone Ridge.  For example, if a customer asks Stone Ridge to transfer assets from another financial institution, Stone Ridge will need to provide certain non-public personal information about that customer to the company to complete the transaction.

•
In order to alert a customer to other financial products and services that a Stone Ridge affiliated company offers, Stone Ridge may share non-public personal information it has about that customer with a Stone Ridge affiliated company.

•
In certain instances, Stone Ridge may contract with non-affiliated companies to perform services for Stone Ridge.  Where necessary, Stone Ridge will disclose non-public personal information it has about its customers to these third parties.  For example, Stone Ridge may provide non-public personal information about a customer’s separate account to a qualified brokerage firm in order to enter into futures transactions.  In all such cases, Stone Ridge will provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose.  In addition, Stone Ridge requires these third parties to treat Stone Ridge customers’ non-public information with the same high degree of confidentiality that Stone Ridge does.

•	Finally, Stone Ridge will release non-public information about customers if directed by that customer to do so or if Stone Ridge is authorized by law to do so.

1
For purposes of this notice, the term “customer” or “customers” includes both individuals who have investments with a Stone Ridge affiliated company and individuals who have provided non-public personal information to a Stone Ridge affiliated company, but did not invest with a Stone Ridge affiliated company.

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How Stone Ridge Safeguards Its Customers’ Personal Information

Stone Ridge restricts access to information about customers only to those employees who require that information to provide financial products and services to that customer.  Stone Ridge maintains physical, electronic, and procedural safeguards that comply with federal standards to guard its customers’ non-public personal information.

Keeping Its Customers Informed

As required by federal law, Stone Ridge will notify customers of Stone Ridge’s Privacy Policy annually.  Stone Ridge reserves the right to modify this policy at any time, but in the event that there is a change, Stone Ridge will promptly inform its customers of that change.

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USEFUL SHAREHOLDER INFORMATION

Trust. Stone Ridge Trust consists of nine funds, including the one described in this prospectus.  The funds are investment portfolios of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

Shareholder Reports. Annual and semi-annual reports to shareholders will provide additional information about the Fund’s investments. These reports will include financial statements, a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance, as well as the auditors’ report (in the annual report only).

Statement of Additional Information. The Statement of Additional Information provides more detailed information about the Fund. It is incorporated by reference into (and is legally a part of) this combined Prospectus.

How to Obtain Additional Information.

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You can obtain shareholder reports or the Statement of Additional Information (without charge), make inquiries or request other information about the Fund by contacting the Transfer Agent at (855) 609-3680, writing the Fund at Stone Ridge Trust, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, visiting the Fund’s website at www.stoneridgefunds.com or calling your financial consultant.

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You may review and copy information about the Fund, including the Statement of Additional Information, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at (202) 551-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Fund’s file number.

If someone makes a statement about the Fund that is not in this Prospectus, you should not rely upon that information. Neither the Fund nor the Distributor is offering to sell shares of the Fund to any person to whom the Fund may not lawfully sell its shares.

How to Reach Stone Ridge Trust

Please send all requests for information or transactions to:

Stone Ridge Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

You may contact us by telephone at (855) 609-3680.

You can also visit our website at:
www.stoneridgefunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Investment Adviser
Stone Ridge Asset Management LLC
405 Lexington Ave., 55th Floor
New York, NY 10174

Investment Company Act File Number: 811-22761

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Back Cover

Subject to Completion March 25, 2014
The information in this Statement of Additional Information  is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Statement of Additional Information

Stone Ridge Trust

Stone Ridge Global Equity Variance Risk Premium Master Fund
Class I	[…]
Class M	[…]

[…], 2014

405 Lexington Ave, 55th Floor
New York, NY 10174
(855) 609-3680

Stone Ridge Trust consists of nine funds, including Stone Ridge Global Equity Variance Risk Premium Master Fund (the “Fund” or “Global Equity VRP Master Fund”). Additional Stone Ridge Trust funds are offered in separate prospectuses and statements of additional information.

The Fund is an investment portfolio of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Fund’s investment adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors.  Before investing or allocating shares of the Fund to a client’s account, investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors or clients and is not designed to be a complete investment program.  An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund’s current prospectus dated […], as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus.  A copy of the Prospectus may be obtained without charge by writing the Fund at the address, or by calling the toll-free telephone number, listed above.

Stone Ridge Trust

Stone Ridge Global Equity Variance Risk Premium Master Fund

TABLE OF CONTENTS

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INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The Prospectus discusses the investment objectives of the Fund and the funds in which the Fund invests (the “Underlying Funds”), as well as the primary strategies they employ to achieve those objectives.  The Fund is a non-diversified investment portfolio of Stone Ridge Trust (the “Trust”), an open-end series management investment company organized as a Delaware statutory trust on September 28, 2012.  The discussion below supplements the information set forth in the Prospectus under the “Investment Objective” and “Principal Investment Strategies” sections.  The strategies of each Underlying Fund are described in that Underlying Fund’s Prospectus, which is available on the Fund’s website at www.stoneridgefunds.com or by calling (855) 609-3680.  References herein to the “Adviser” or “Stone Ridge” shall mean Stone Ridge Asset Management LLC.

Investment Objectives of the Fund

The  Fund’s investment objective is to seek long-term capital appreciation.

There is no assurance that the Fund’s investment objective will be achieved.  Additionally, since the Fund’s investment objective has been adopted as a non-fundamental investment policy, its investment objective may be changed without a vote of shareholders.

Investment Strategies and Risks of the Fund

The Adviser believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  In managing the Fund, the Adviser focuses primarily on capturing one source of expected returns – the “variance risk premium” in equity options.  “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option -- to be higher, on average, than the volatility actually experienced on the security underlying the option.  As an option seller, the Fund should benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options. In addition, because the Fund’s portfolio positions generally create an amount of long exposure to equity markets, the fund seeks to capture a portion of the related “equity risk premium” – the tendency for average equity securities’ returns to be above average returns on cash as compensation for bearing the risk of owning equity securities.

The Fund is a special type of mutual fund that invests in a combination of other mutual funds (the “Underlying Funds”) to which Stone Ridge also serves as the investment adviser, specifically Class I Shares of the Stone Ridge U.S. Variance Risk Premium Fund (the “U.S. VRP Fund”), Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”), Stone Ridge International Developed Markets Variance Risk Premium Fund (the “Developed Markets VRP Fund”), and Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Emerging Markets VRP Fund”).  The Underlying Funds were chosen based on the determination of the Adviser that they could provide long-term capital appreciation.

The Underlying Funds typically pursue their investment objectives by writing (selling) call and put options related to U.S. large cap, U.S. small cap, developed markets, and emerging markets securities.  The Adviser considers U.S. large cap, U.S. small cap, developed markets, and emerging markets securities to include the securities of U.S. large cap companies, U.S. small cap companies, developed markets issuers, or emerging markets issuers, as the case may be, as well as American Depository Receipts (“ADRs”), exchange traded funds (“ETFs”) and indices providing exposure to these securities.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the Underlying Funds whose principal investment strategy is to write call and put options related to equity securities.  In addition, the Fund initially intends to invest at least 40% of its net assets in Underlying Funds whose principal investment strategy is to write call and put options related to foreign securities from at least ten countries, not including the U.S.  Unless international market conditions are not deemed favorable by the Adviser, the Adviser will at all times have 25-50% exposure to non-US markets.  Initially, the Adviser anticipates allocating approximately one-third (1/3) of the Fund’s assets to U.S. large cap securities, one-sixth (1/6) to U.S. small cap securities, one-third (1/3) to developed markets securities, and one-sixth (1/6) to emerging markets securities. The Adviser monitors the Underlying Funds and periodically rebalances the Fund’s investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Adviser may change the Fund’s target asset allocation ranges at any time, without prior approval from or notice to shareholders. For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

References to the “Fund” below are to the Global Equity VRP Master Fund and each Underlying Fund, as applicable, except that the Global Equity VRP Master Fund may be exposed to the different types of investments described below through its investments in the Underlying Funds.

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Additional Information on Options Strategy. The Fund intends to write (sell) call options and put options on individual equities, ADRs, ETFs, indices, and other securities that may provide exposure to the relevant markets.  A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price.  Generally, the Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying equity security, ADR, ETF, or index when the option is sold).  Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money.  By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium.  By selling put options, the Fund will sell protection to the option purchaser in exchange for an option premium.  If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ADR, ETF or index, depending on the terms of the option.

The value of options may be adversely affected if the market for such options becomes less liquid or smaller. The Fund’s ability to close out its position as a seller of an OTC option or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position either, in the case of a written call option, by buying the option, or, in the case of a purchased put option, by selling the option. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of a clearinghouse or an exchange; (v) inadequacy of the facilities of an exchange or clearinghouse to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options). The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Special risks are presented by internationally traded options.  Such transactions may not be regulated as effectively as similar transactions in the U.S. and may be subject to greater risks than trading on domestic exchanges.  For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract.  The lack of a common clearing facility creates counterparty risk.  Because of the differences in trading hours between the U.S. and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Call options are marked to market daily and their value will be affected by changes in the value of and dividend rates of the underlying securities, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying securities and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of certain corporate events affecting the underlying security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Fund’s capital appreciation potential on the underlying security.

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The premium, the exercise price and the market value of the applicable equity security, ADR, ETF, or index together will determine the gain or loss realized by the Fund as the seller of the option.

The Fund may at times engage in additional options strategies, including purchasing call and put options on individual equities, ADRs, ETFs, and stock market indices. As a result of the Fund’s option strategy and the use of leverage, the derivatives risk (described further below) will be significant in the Fund.

The Fund may intend to enter into futures and swap contracts and use other derivatives for investment purposes, including trading strategies, when the Adviser determines that it may be attractive or efficient to take long positions through swap contracts or futures contracts.   The use of derivatives gives rise to a form of leverage and the related risks.

Futures. The Fund can buy and sell futures contracts that relate to debt securities (these are referred to as “interest rate futures”), broadly-based securities indices (“stock index futures” and “bond index futures”), foreign currencies, commodities and individual equity securities (“single stock futures”).  The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on equity securities of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund’s custodian bank in an account registered in the futures broker’s name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund’s books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Fund. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Put and Call Options. The Fund can buy and sell exchange-traded and over-the-counter put options (“puts”) and call options (“calls”), including index options, securities options, currency options, commodities options and options on futures.  The Fund’s options transactions can result in a substantial portion of the Fund’s income consisting of short-term capital gains, which are taxable to shareholders as ordinary income when distributed to them.

The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

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Writing Call Options.  The Fund may write (that is, sell) calls.  If the Fund sells a call option, it must be covered (which means the Fund must own the security subject to the call while the call is outstanding), or the Fund must segregate liquid assets to enable the Fund to satisfy its obligations if the call is exercised.

When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. When the Fund writes covered call options, the Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specific multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a “closing purchase transaction.” The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. Once the Fund receives an exercise notice for its option, however, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. Thus, the use of covered call options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Fund can realize above the exercise price of an option on a security, or may cause the Fund to hold a security that it might otherwise sell. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund segregates liquid assets in an amount equal to the Fund’s obligation. Because of this segregation requirement, in no circumstances would the Fund’s receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position.

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Writing Put Options. The Fund may write (that is, sell) put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.

The Fund segregates liquid assets in respect of its obligations under the put option.

The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

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As long as the Fund’s obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.

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Purchasing Puts and Calls. The Fund may purchase call options.  When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call.  If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

The Fund can buy puts whether or not it owns the underlying investment. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

Buying a put on an investment the Fund does not own (such as an index or a future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

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Buying and Selling Options on Foreign Currencies. The Fund can buy and sell exchange-traded and over-the-counter put options and call options on foreign currencies.  The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

If the Adviser anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Adviser anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund’s position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

A call the Fund writes on a foreign currency is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a “cross-hedging” strategy. In those circumstances, the Fund segregates liquid assets in an amount equal to the exercise price of the option.

Risks of Hedging with Options and Futures. The use of hedging strategies requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Adviser uses a hedging strategy at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund’s return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

The Fund’s option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund’s control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund’s net asset value being more sensitive to changes in the value of the underlying investment.

If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund’s portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund’s securities. For example, it is possible that while the Fund has used derivative instruments in a short hedge, the market may advance and the value of the securities held in the Fund’s portfolio might decline. If that occurred, the Fund would lose money on the derivative instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the derivative instruments are based.

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The risk of imperfect correlation increases as the composition of the Fund’s portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use derivative instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

The Fund can use derivative instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedge position that is not offset by a reduction in the price of the securities purchased.

Foreign Currency Transactions. The Fund also may purchase and sell foreign currency options and foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through deliverable and non-deliverable forward foreign currency exchange contracts (“forwards”). The Fund may (but is not required to) engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Suitable currency hedging transactions may not be available in all circumstances and the Adviser may decide not to use hedging transactions that are available.

Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

The Fund may use currency forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a “transaction hedge.” The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

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The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a “position hedge.” When the Fund believes that a foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in that foreign currency. When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a “cross hedge.”

The Fund will cover its short positions in these cases by identifying on its books assets having a value equal to the aggregate amount of the Fund’s commitment under forward contracts. To avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund’s portfolio securities or other assets denominated in foreign currencies, subject to appropriate cover or asset segregation.

The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Adviser might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the “spot” (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund’s performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

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The Fund’s Subsidiaries. The assets of each of the Developed Markets VRP Fund and the Emerging Markets VRP Fund may be invested in a wholly-owned and controlled subsidiary (a “Subsidiary”) formed under the laws of the Cayman Islands. Each Subsidiary is expected write call and put options related to either Developed Markets or Emerging Markets securities. Neither of these Underlying Funds expects to invest more than 35% of its assets in its Subsidiary. Under an investment management agreement with the Subsidiary, the Adviser will provide the Subsidiary with the same type of management services as the Adviser provides to the Underlying Fund.

By investing in a Subsidiary, the Developed Markets VRP Fund and the Emerging Markets VRP Fund are indirectly exposed to the risks associated with the Subsidiary’s investments. The instruments held by the Subsidiary are in many respects similar to those that are permitted to be held by the Developed Markets VRP Fund and the Emerging Markets VRP Fund and subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the Prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

Equity Securities. The Fund intends to invest in equity securities, including certain types of equity securities of both foreign and U.S. companies.  Those equity securities include common stocks, preferred stocks (described below), rights and warrants, and securities convertible into common stock.  Certain equity securities may be purchased because they may provide dividend income.

The equities in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of equities to a greater extent than other types of equities. If the stock market declines, the value of Fund shares will also likely decline and although the value of equity securities can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall.

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Convertible Securities.  While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities) causes them to be regarded more as “equity equivalents.”  As a result, the rating assigned to the security has less impact on the Adviser’s investment decision with respect to convertible securities than in the case of non-convertible fixed income securities.  Convertible securities are subject to the credit risks and interest rate risks of debt securities described above.

The value of a convertible security is a function of its “investment value” and its “conversion value.”  If the investment value exceeds the conversion value, the security will behave more like a debt security and the security’s price will likely increase when interest rates fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the security will behave more like an equity security.  In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

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Rights and Warrants.  The Fund can hold warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

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Risks of Investing in Equities.  Equities fluctuate in price, and their short-term volatility at times may be great.  To the extent that the Fund invests in equity securities, the value of the Fund’s portfolio will be affected by changes in the stock markets. Market risk can affect the Fund’s net asset value per share, which will fluctuate as the values of the Fund’s portfolio securities change.  The prices of individual equity securities do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other.

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Other factors can affect a particular equity security's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund can invest in securities of large companies and mid-size companies, but may also hold equity securities of small companies, which may have more volatile stock prices than stocks of larger companies.

Small and Mid-Capitalization Investing. The Fund may invest in securities of small capitalization companies, ETFs whose portfolios consist primarily of common stocks of small capitalization and mid-capitalization companies, mid-capitalization companies and recently organized companies and derivative instruments related to those securities.  Historically, such securities, and particularly securities of smaller capitalization companies, have been more volatile in price than those of larger capitalized, more established companies. Many of the risks apply equally to mid-capitalization companies, and such companies are included in the term “small capitalization companies” for the purposes of this risk factor. The securities of small capitalization and recently organized companies pose greater investment risks because such companies may have limited product lines, distribution channels and financial and managerial resources. In particular, small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Further, there is often less publicly available information concerning such companies than for larger, more established businesses. The equity securities of small capitalization companies are often traded over-the-counter or on regional exchanges and may not be traded in the volumes typical on a national securities exchange. Consequently, the Fund or entities in which the Fund invests may be required to dispose of such securities or cover a short position over a longer (and potentially less favorable) period of time than is required to dispose of or cover a short position with respect to the securities of larger, more established companies. Investments in small capitalization companies may also be more difficult to value than other types of securities because of the foregoing considerations as well as lower trading volumes. Investments in companies with limited or no operating histories are more speculative and entail greater risk than do investments in companies with an established operating record.

Additionally, transaction costs for these types of investments can be higher than those of larger capitalization companies.

Large-Capitalization Investing. The equity securities of large-capitalization companies can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of equity securities issued by large-capitalization companies may not rise to the same extent as the value of equity securities issued by small or mid-cap companies under certain market conditions or during certain periods.  Market capitalizations of companies change over time.

Other Derivatives

The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument or index (“reference instruments”).  Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk.  Derivatives typically allow the Fund to increase or decrease the level of risk to which it is exposed more quickly and efficiently than transactions in other types of instruments.  The Fund incurs costs in connection with opening and closing derivatives positions.  In addition to the options and futures strategies described above, the Fund may engage in the various derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.  The Fund may, but are not required to use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, stock index futures, swaps and other derivative instruments.  The Fund may use derivatives for a variety of purposes, including (i) as a hedge against adverse changes in the market prices of securities, interest rates or, to a lesser extent, currency exchange rates, (ii) as a substitute for purchasing or selling securities, (iii) to seek to increase the Fund’s return as a non-hedging strategy that may be considered speculative, or (iv) to manage portfolio exposures.  The use of derivatives gives rise to a form of leverage and the related risks.

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To the extent obligations created by the Fund may be deemed to create “senior securities” (as defined in the 1940 Act), the Fund may be required to segregate or earmark liquid assets, or enter into offsetting transactions or own positions covering its obligations. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leverage transactions may substantially exceed the initial investment.

The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment and magnifies potential losses. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment.

Options Risk.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices, interest rates and other economic factors. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. Similarly, the Fund may close out a purchased option position by selling the option instead of holding until exercise. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a market clearinghouse may not at all times be adequate to handle current trading volume; or (vi) a regulator or one or more exchanges could, for economic or other reasons, decide to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. There are significant differences between securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

Although it is not obligated to do so, the Fund can use derivatives to hedge.  The Fund can use hedging to attempt to protect against declines in the market value of the Fund’s portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons.  The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that their portfolio securities would not be fully included in a rise in value of the market.

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Some of the hedging strategies the Fund can use are described below.  The Fund may employ new hedging strategies when they are developed, if those investment methods are consistent with the Funds’ investment objectives and are permissible under applicable regulations governing the Fund.

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“Structured” Notes. The Fund can invest in "structured" notes, which are specially-designed derivative debt investments whose principal payments or interest payments are linked to the value of an underlying asset, such as an equity or debt security, currency, or commodity, or non-asset reference, such as an interest rate or index. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note.

The values of these notes will fall or rise in response to changes in the values of the underlying asset or reference and the Fund might receive less principal or interest if the underlying asset or reference does not perform as anticipated.  In some cases, these notes may pay an amount based on a multiple of the relative change in value of the asset or reference.  This type of note offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

The values of these notes are also subject to both credit risk (if the counterparty fails to meet its obligations) and interest rate risk and therefore the Fund could receive more or less than they originally invested when a note matures.  The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or sell them at an acceptable price.

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Swaps.  The Fund may enter into swap agreements, including interest rate, total return, credit default and volatility swaps.  Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period of time typically ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or the difference between the returns) earned or realized on a particular asset, such as an equity or debt security, commodity or currency, or non-asset reference, such as an interest rate or index.  The swapped returns are generally calculated with respect to a notional amount, that is, the return on a particular dollar amount invested in the underlying asset or reference.  The Fund may enter into swap agreements to, among other reasons, gain exposure to certain markets in the most economical way possible, protect against currency fluctuations, or reduce risk arising from ownership of a particular security or instrument.  The Fund will identify liquid assets on the Fund’s books (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Other risks include liquidity and counterparty risk.

The Fund may enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of more than one swap transaction, the amount payable shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on any swap, the counterparty can terminate all outstanding swaps with that party.

The use of swap agreements by the Fund entails certain risks. The swaps market is generally unregulated.  There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments and may be considered illiquid by the Fund.  Swap agreements entail credit risk arising from the possibility that the counterparty will default.  If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.  The Adviser will monitor the creditworthiness of counterparties to the Fund’s swap transactions on an ongoing basis. Swap agreements may effectively add leverage to the Fund’s portfolio because the Fund would be subject to investment exposure on the notional amount of the swap.

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Interest Rate Swaps.  The Fund may enter into interest rate swaps. In an interest rate swap, the Fund and another party exchange the right to receive or the obligation to pay interest on a security or other reference rate. For example, they might swap the right to receive floating rate payments for fixed rate payments.  There is a risk that, based on movements of interest rates, the payments made by the Fund under a swap agreement will be greater than the payments it receives.

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Total Return Swaps.  The Fund may enter into total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities, or non-asset reference, such as a securities index, during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from different underlying assets or references.  Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Adviser.

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Credit Default Swaps. The Fund may enter into credit default swaps.  A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower's or issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring.  The Fund may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer.  The Fund may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured security. Unfunded and funded credit default swaps may refer to a single security or on a basket of securities.

If the Fund buys credit protection using a credit default swap and a credit event occurs, the Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond.  If the Fund sells credit protection using a credit default swap and a credit event occurs, the Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond.  If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Fund will not properly assess the cost of the instrument based on the lack of transparency in the market.  If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds.  If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.  In addition, if the Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying asset, that the Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing.

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Volatility Swap Contracts.  The Fund may enter into volatility swaps to hedge the direction of volatility in a particular asset or non-asset reference, or for other non-speculative purposes.  For volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period.  Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility of the underlying asset or reference.

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Swap Options and Swap Forwards.  The Fund also may enter into options on swaps as well as forwards on swaps.  A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement on pre-designated terms.  The Fund may write (sell) and purchase put and call swap options.  A swap forward is an agreement to enter into a swap agreement at some point in the future, usually three to six months from the date of the contract.

The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.  The Fund generally will incur a greater risk when it writes a swap option than when it purchases a swap option.  When the Fund purchases a swap option it risks losing only the amount of the premium it has paid if the Fund lets the option expire unexercised.  When the Fund writes a swap option it will become obligated, upon exercise of the option by the counterparty, according to the terms of the underlying agreement.

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Regulatory Aspects of Certain Derivative Instruments.  The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”). Accordingly, neither the Fund nor the Adviser (with respect to the Fund) is subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, the Fund might not be fully protected in the event of the bankruptcy of its clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Tax Aspects of Certain Derivative Instruments. The Fund’s investments in options and other derivative instruments could affect the amount, timing and character of distributions from the Fund; in some cases, the tax treatment of such investments may be unclear.  The tax issues relating to these and other types of investments and transactions are described more fully under “Taxation” below.

Exchange-Traded Funds. The Fund may invest in ETFs, which are investment companies or special purpose trusts whose primary objective is to achieve the same rate of return as a particular market index while trading throughout the day on an exchange. The Fund will purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

Investments in ETFs are subject to the same risks as investments in other investment companies, as described below.  Certain risks of investing in an ETF are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index); and the risk that because an ETF is not actively managed, it cannot sell poorly performing stocks as long as they are represented in the index. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAVs and the risk that the ETFs may not be liquid.  Furthermore, there may be times when the exchange halts trading, in which case the Fund owning ETF shares would be unable to sell them until trading is resumed.  In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio.  Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated.  Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling.  In addition, inadequate or irregularly provided information about an ETF or its investments could expose investors in ETFs to unknown risks.

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As a result of mathematical compounding and because most ETFs have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Exchange-Traded Notes (“ETNs”). An investment in an ETN involves risks, including possible loss of principal. ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index. Risks of investing in ETNs also include limited portfolio diversification, uncertain principal payment, and illiquidity. Additionally, the investor fee will reduce the amount of return on maturity or at redemption, and as a result the investor may receive less than the principal amount a maturity or upon redemption, even if the value of the relevant index has increased.

Preferred Stocks.  Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation’s earnings.  Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemption prior to maturity, which also can have a negative impact on prices when interest rates decline. The rights of preferred stock on distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. Loans will only be made to firms that have been approved by the Adviser and the Adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.  The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the Fund’s total assets (including such loans). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements for securities lending, including with respect to changes in market values, termination, interest paid on loaned securities and ability to call back loaned securities for voting. Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund has the right to call loans at any time on reasonable notice and will do so if both (i) the Adviser receives adequate notice of a proposal upon which shareholders are being asked to vote, and (ii) the Adviser believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made when the Adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned.

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Borrowing Risk.  The Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  The Fund’s investment portfolio may limit the number of lenders willing to enter into a borrowing arrangement with the Fund, result in higher borrowing costs to the Fund, or less favorable terms under the arrangement because such securities are higher risk instruments.  As a result, the Fund may be required to modify its investment program in order to meet the terms of any borrowing arrangement.  If so, the Fund may not meet its investment objectives.  Borrowing also will cost the Fund interest expense and other fees.  The cost of borrowing may reduce the Fund’s return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk.  The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage.  Therefore the Fund is subject to leveraging risk.  Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have.  The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Other Debt Investments. As part of its regular investment program, the Fund can invest in debt investments. The Fund may invest in debt securities of U.S. or foreign issuers.  These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade.  The Fund has no limits as to the maturity of debt securities in which the Fund invests or as to the market capitalization range of the issuers.

Corporate Debt Obligations. The Fund can purchase debt obligations, such as bonds, debentures, notes and preferred stock issued by U.S. and foreign corporations, partnerships or other business entities.  Debt securities purchased by the Fund may be subordinate to other liabilities of the issuer.  If a borrower becomes insolvent, the borrower's assets may be insufficient to meet its obligations to the holders of its subordinated debt.

U.S. Government Securities.  The Fund may invest in U.S. government securities, which are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (Ginnie Mae), this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae and Freddie Mac. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers.

U.S. Treasury Obligations.  These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued).  Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  The Fund can also buy U.S. Treasury securities whose interest coupons have been "stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities (“TIPS”).

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The U.S. Treasury securities called “TIPS” are designed to provide an investment that is not vulnerable to inflation.  The interest rate paid by TIPS is fixed.  The principal value rises or falls semi-annually based on changes in the published Consumer Price Index.  If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the United States, such as Government National Mortgage Association pass-through mortgage certificates (called “Ginnie Maes”). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds (“Fannie Maes”) and Federal Home Loan Mortgage Corporation obligations (“Freddie Macs”). Others are supported only by the credit of the entity that issued them. Securities issued by Fannie Mae and Freddie Mac are also supported by commitments from the U.S. Treasury to purchase certain of those agencies’ securities during market conditions in which the U.S. Treasury deems it necessary for the promotion of market stability.  In September 2008, the Federal Housing Finance Agency, an independent regulatory agency, placed the Federal National Mortgage Corporation and Federal Home Loan Mortgage Corporation into conservatorship.  The U.S. Department of Treasury also entered into a new secured lending credit facility with those companies and a preferred stock purchase agreement. Under the preferred stock purchase agreement, the Treasury will ensure that each company maintains a positive net worth

Zero-Coupon U.S. Government Securities.  The Fund can buy zero-coupon U.S. government securities. These will typically be U.S. Treasury Notes and Bonds that have been stripped of their interest coupons or certificates representing interests in those stripped debt obligations and coupons.

Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  The discount typically decreases as the maturity date approaches.

Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

The Fund’s investment in zero-coupon securities may cause the Fund to recognize income for federal income tax purposes without a corresponding receipt of cash; this can require the Fund to dispose of investments, including when not otherwise advantageous to do so, to meet distribution requirements.

Other Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest securities, and “stripped” securities of U.S. and foreign corporations and of foreign government issuers.  These are similar in structure to zero-coupon and “stripped” U.S. government securities, but in the case of foreign government securities may or may not be backed by the “full faith and credit” of the issuing foreign government.  Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. government zero-coupon securities.

Other “Stripped” Securities.  In addition to buying stripped Treasury securities, the Fund can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security’s principal or interest payments.  These are a form of derivative investment.

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Mortgage securities may be partially stripped so that each class receives some interest and some principal.  However, they may be completely stripped.  In that case all of the interest is distributed to holders of one type of security, known as an “interest-only” security, or “I/O,” and all of the principal is distributed to holders of another type of security, known as a “principal-only” security or “P/O.” Strips can be created for pass-through certificates or collateralized mortgage obligations (CMOs).
The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

Other Floating Rate and Variable Rate Obligations.  The Fund can invest in debt securities that have floating or variable interest rates. Those variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligations.

The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as the Prime Rate, the 91-day U.S. Treasury Bill rate, or some other standard.  The instrument's rate is adjusted automatically each time the base rate is adjusted.  The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days’ notice to the holder. The Fund can also buy step-coupon bonds that have a coupon rate that changes periodically during the life of the security on pre-determined dates that are set when the security is issued.

Money Market Instruments. The Fund can invest in money market instruments, which are U.S. dollar-denominated, high-quality, short-term debt obligations, to provide liquidity, for temporary defensive purposes, or for other purposes.  Money market instruments may have fixed, variable or floating interest rates.  Examples of money market instruments include obligations issued or guaranteed by the U.S. government (or any of its agencies or instrumentalities); bank obligations, such as time deposits, certificates of deposit and bankers' acceptances; commercial paper; and variable amount master demand notes.

Credit Risk.  Debt securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund’s income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund’s shares might fall. A downgrade in an issuer’s credit rating or other adverse news about an issuer can reduce the market value of that issuer’s securities. While the Fund’s investments in U.S. government securities are subject to little credit risk, the Fund’s other investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to higher risks of default.  The sponsoring entity may default on its obligation to make payments to the issuer or the issuer's investment of principal may not perform as expected.

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Special Credit Risks of Lower-Grade Securities.  The Fund can invest without limit in debt obligations that are below investment grade if the Adviser believes it is consistent with the Fund’s investment objective.  Investment-grade securities are securities rated at least “Baa” by Moody’s, at least “BBB” by S&P or Fitch, Inc., or that have comparable ratings by another nationally-recognized statistical rating organization (“NRSRO”).  Because lower-quality securities tend to offer higher yields than investment-grade securities, the Fund may invest in lower-grade securities to try to achieve higher income.  In general, lower-grade securities are subject to credit risk to a greater extent than higher-quality investments.  While securities rated “Baa” by Moody’s or “BBB” by S&P or Fitch are investment grade, those securities may be subject to interest rate and credit risks, and have some speculative characteristics.

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Interest Rate Risk.  Interest rate risk refers to the fluctuations in value of debt instruments resulting from the inverse relationship between price and yield.  For fixed rate debt securities, an increase in prevailing interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value. In addition, investments having longer maturities are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.  The Fund does not have investment policies establishing specific maturity ranges for their investments, and they may be within any maturity range (short, medium or long) depending on the Adviser’s evaluation of investment opportunities available within the debt securities markets.

Because the interest rates on floating rate bonds adjust periodically to reflect current market rates, falling short-term interest rates should tend to decrease the income payable to the Fund on its floating rate investments and rising rates should tend to increase that income. However, investments in floating rate and variable rate obligations should also mitigate the fluctuations in the Fund’s net asset values during periods of changing interest rates, compared to changes in values of fixed-rate debt securities. Nevertheless, changes in interest rates can affect the value of the Fund’s floating rate investments, especially if rates change sharply in a short period, because the resets of the interest rates on the investments occur periodically and will not all happen simultaneously with changes in prevailing rates. Having a shorter average reset period for their portfolio of investments may help mitigate that risk.

Investment in Other Investment Companies. The Fund invests in a combination of the Underlying Funds. The Underlying Funds can invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments.  The Underlying Funds cannot invest in other investment companies in reliance on paragraph (F) or (G) of section 12(d)(1) of the 1940 Act.  The Underlying Funds can invest, for example, in exchange-traded funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Underlying Funds might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the exchange-traded funds’ portfolio, at times when the Underlying Funds may not be able to buy those portfolio securities directly.

The shares of other investment companies may fluctuate in price and may be worth more or less when the Underlying Fund sells them.  Investing in another investment company may involve the payment of substantial premiums above the value of such investment company’s portfolio securities and is subject to limitations under the 1940 Act.  The Underlying Funds do not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Underlying Funds would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

Foreign Securities. The Fund invests or has exposure to investments in foreign securities (non-U.S.). “Foreign securities” include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or issued by foreign supra-national entities.

ADRs or American Depositary Receipts are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the counter in the United States.  Investing in these instruments exposes the Fund to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

Investments in foreign securities may also offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities.  Some of these additional risks are:

o	application of foreign withholding and other taxes which reduce the Fund’s return on foreign investments;

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o	fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage) or due to currency devaluation;
o	transaction charges for currency exchange;
o	lack of public information about foreign issuers;
o	lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o	less volume on foreign exchanges than on U.S. exchanges;
o	greater volatility and less liquidity on foreign markets than in the United States;
o	less governmental regulation of foreign issuers, stock exchanges and brokers than in the United States;
o	greater difficulties in commencing lawsuits;
o	higher brokerage commission rates than in the United States;
o	increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o	possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o	unfavorable differences between the U.S. economy and foreign economies.

Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in securities of foreign issuers that appear to offer high income potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to U.S. markets.

Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Fund makes reasonable efforts to stay informed of foreign reporting requirements relating to the its foreign portfolio securities (e.g., through its brokerage contacts and custodial network), no assurance can be given that the Fund will satisfy applicable foreign reporting requirements at all times.

Emerging Market Securities. The Fund may invest in the securities of issuers economically tied to emerging market countries. Investment risk in such investments may be particularly high to the extent that the Fund invest in instruments economically tied to emerging market countries. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed countries. The Fund may invest in emerging markets that may be in the process of opening to trans-national investment, which may increase these risks. Risks particular to emerging market countries include, but are not limited to, the following risks:

General Emerging Market Risk. The securities markets of countries in which the Fund may invest may be relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers in countries in which the Fund may invest may not be subject to a high degree of regulation and the financial institutions with which the Fund may trade may not possess the same degree of financial sophistication, creditworthiness or resources as those in developed markets. Furthermore, the legal infrastructure and accounting, auditing and reporting standards in certain countries in which the Fund may invest may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets.

Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in that country. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with those investments.

Restrictions on Foreign Investment. A number of emerging securities markets restrict foreign investment to varying degrees. Furthermore, repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. In addition, new or additional repatriation or other restrictions might be imposed subsequent to the Fund’s investment. If such restrictions were to be imposed subsequent to the Fund’s investment in the securities markets of a particular country, the Fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the Fund’s liquidity needs and all other acceptable positive and negative factors. Some emerging markets limit foreign investment, which may decrease returns relative to domestic investors. The Fund may seek exceptions to those restrictions. If those restrictions are present and cannot be avoided by the Fund, the Fund’s returns may be lower.

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Settlement Risks. Settlement systems in emerging markets may be less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus there may be risks that settlement may be delayed and that cash or securities belonging to the Fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank through whom the relevant transaction is effected might result in a loss being suffered by the Fund. The Fund seeks, when possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in developing countries frequently lack the substance, capitalization and/or financial resources of those in developed countries.

There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to the Fund. Furthermore, compensation schemes may be non-existent, limited or inadequate to meet the Fund’s claims in any of these events.

Counterparty and Third Party Risk. Trading in the securities of developing markets presents additional credit and financial risks. The Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of emerging market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular emerging market. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed markets. Currency hedging techniques may not be available or may be limited. The Fund may not be able to reduce or mitigate risks related to trading with emerging market counterparties. The Fund seeks, when possible, to use counterparties whose financial status is such that the risk of default is reduced, but the risk of losses resulting from default is still possible.

Government in the Private Sector. Government involvement in the private sector varies in degree among the emerging markets in which the Fund may invest. Such involvement may, in some cases, include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies, to the possible detriment of the Fund’s investments in that country.

Litigation. The Fund may encounter substantial difficulties in obtaining and enforcing judgments against individuals and companies located in certain developing countries. It may be difficult or impossible to obtain or enforce legislation or remedies against governments, their agencies and sponsored entities.

Fraudulent Securities. It is possible, particularly in markets in developing countries, that purported securities in which the Fund invests may subsequently be found to be fraudulent and as a consequence the Fund could suffer losses.

Local Taxation. The local taxation of income and capital gains accruing to non-residents varies among emerging market countries and, in some cases, is comparatively high. In addition, emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Fund could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets. The Fund seeks to reduce these risks by careful management of assets. However, there can be no assurance that these efforts will be successful.

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Political Risks/Risks of Conflicts. Recently, various countries have seen significant internal conflicts and in some cases, civil wars have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or other political developments cannot be excluded. Apparently stable systems may experience periods of disruption or improbable reversals of policy. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments could adversely affect the Fund’s investments. The transformation from a centrally planned, socialist economy to a more market oriented economy has also resulted in many economic and social disruptions and distortions. Moreover, there can be no assurance that the economic, regulatory and political initiatives necessary to achieve and sustain such a transformation will continue or, if such initiatives continue and are sustained, that they will be successful or that such initiatives will continue to benefit foreign (or non-national) investors. Certain instruments, such as inflation indexed instruments, may depend upon measures compiled by governments (or entities under their influence), which are also the obligors.

Foreign Government Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fund may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings.  A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income.  There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

Additional Investment Strategies and Risks of the Fund

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and broker-dealers. It might do so with temporarily available cash (e.g., pending the investment of the proceeds from sales of Fund shares or pending the settlement of portfolio securities transactions) or for temporary defensive purposes, as described below. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually less than a week) for cash and subject to the commitment of the seller to repurchase the security for an agreed-upon price on a specified date. The repurchase price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security.  Approved sellers include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Adviser from time to time.   Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash without market risk, although the Fund bears the risk of a seller’s failure to meet its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.  Entering into repurchase agreements entails certain risks, which include the risk that the counterparty to the repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. There is no limit on the amount of the Fund’s net assets that may be subject to repurchase agreements having maturities of seven days or less.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with banks and brokers.  Reverse repurchase agreements involve sales by the Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, in that situation the Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Fund sold to it (e.g., a buyer may only be willing to pay $95 for a bond with a market value of $100). The Fund’s use of reverse repurchase agreements also subjects the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Reverse repurchase agreements and dollar rolls are not considered borrowings by the Fund for purposes of the Fund’s fundamental investment restriction on borrowings if the Fund covers its obligations under these transactions or maintains liquid assets equal in value to its obligations in respect to these transactions.

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“When-Issued” and “Delayed-Delivery” Transactions.  The Fund may invest in securities on a “when-issued” basis and may purchase or sell securities on a “delayed-delivery” (or “forward-commitment”) basis.  “When-issued” and “delayed-delivery” are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Adviser before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, the Fund makes no payment to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement.

The Fund may engage in when-issued transactions to secure what the Adviser considers to be an advantageous price and yield at the time the obligation is entered into.  When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction.  Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Adviser considers to be advantageous.

When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage.  Although the Fund’s purpose in entering into delayed-delivery or when-issued purchase transactions is to acquire securities, it may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund’s net asset value.  In a sale transaction, it records the proceeds to be received.  The Fund will identify on its books liquid assets at least equal in value to the value of the Fund’s purchase commitments until the Fund pays for the investment.

When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

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Bank Loans. The Fund may invest in bank loans.  By purchasing a loan, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower.  The Fund may hold a loan through another financial institution, and in such cases would be purchasing a “participation” in the loan.  The Fund also may purchase loans by assignment from another lender, and in such cases would act as part of a lending syndicate.  Many loans are secured by the assets of the borrower, and most impose restrictive covenants that must be met by the borrower.  These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower.  Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The Fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower as well as the financial institution from which it purchases the loan.  The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate.  In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.  The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.  Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate.  In selecting the loans in which the Fund will invest, however, the Adviser will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers.  The Adviser’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates.  The Adviser generally will not have access to non-public information to which other investors in syndicated loans may have access.  Because loans in which the Fund may invest generally are not rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan will depend almost exclusively on the Adviser’s, and the original lending institution’s credit analysis of the borrower.  Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Fund’s credit quality policy.  The loans in which the Fund may invest include those that pay fixed rates of interest and those that pay floating rates - i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Investing directly in loans or other direct debt instruments exposes the Fund to various risks similar to those borne by a creditor.  Such risks include the risk of default, the risk of delayed repayment, and the risk of inadequate collateral. Transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations.

In addition, when holding a loan participation, the Fund is subject to the credit risk of the intermediary financial institution.  If the Fund holds its interest in a loan through another financial institution, the Fund likely would not be able to exercise its rights directly against the borrower and may not be able to cause the financial institution to take what it considers to be appropriate action. If the Fund relies on a financial institution to administer a loan, the Fund is subject to the risk that the financial institution may be unwilling or unable to demand and receive payments from the borrower in respect of the loan, or otherwise unwilling or unable to perform its administrative obligations.

Financial Institutions and Government Regulation.  The collapse of various large financial institutions and investment funds across the globe and widespread related losses have resulted in an ongoing severe liquidity crisis throughout the global credit markets during the last several years.  Sectors of the credit markets continue to experience difficulty including the collateralized mortgage-backed securities and leveraged finance markets, along with various other areas of consumer finance.  The lack of transparency and reliable pricing of assets has resulted in some investors withdrawing from the markets for asset-backed securities and related securities.  The resulting lack of liquidity has become sufficiently widespread to cause credit issues in areas of the capital markets that have limited exposure to subprime mortgages and has prompted central banks in the United States, the European Union, the United Kingdom and elsewhere to take action to attempt to ease these liquidity issues and has also resulted in the United States experiencing a broad and ongoing economic recession.  Delinquencies and losses with respect to certain of these asset types, such as auto loans, have increased and may continue to increase.  High unemployment and the continued lack of availability of credit may lead to increased default rates on the collateral underlying many of these securities. As a result, this may adversely affect the performance and market value of the Fund.

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If a perception develops that there is or in the future could be renewed regulatory focus on participants who benefit from their participation in any U.S. government-sponsored program, or attempts by legislative and/or regulatory bodies to impose new restrictions and/or taxes and penalties on such participants, possibly even with retroactive effect, then the Fund’s position in such securities may be compromised.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law in July 2010, has resulted in significant revisions of the U.S. financial regulatory framework.  The Dodd-Frank Act covers a broad range of topics, including, among many others, a reorganization of federal financial regulators; a process designed to ensure financial systematic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and regulation of private funds; the regulation of credit rating agencies; and new federal requirements for residential mortgage loans.  The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and issuers in which the Fund invests may also be affected by the new legislation and regulation in ways that are currently unforeseeable.  Governments or their agencies also may acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The long-term implications of government ownership and disposition of these assets are unclear, and may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings.

Investment in Relatively New Issuers.  The Fund intends to invest occasionally in the equities of selected new issuers. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies also may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. The securities of such issuers may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investors who invest in such issuers trade the same securities when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be the case.

Treasury Obligations. Treasury obligations may differ from other issuances in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of the Fund’s Treasury obligations to decline. On August 5, 2011, S&P downgraded U.S. Treasury securities from AAA rating to AA+. A downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and generally have a substantial negative effect on the U.S. economy. A downgrade of Treasury securities from another ratings agency or a further downgrade beyond AA+ rating by S&P may cause the value of the Fund’s Treasury obligations to decline.

Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock.  Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury.  Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond.  The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock.  The dividend rate on other preferred stocks, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates.  The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date at the option of the issuer.  Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement.  No redemption can occur if full cumulative dividends are not paid.  Although the dividend rates on adjustable and auction preferred stocks generally are adjusted or reset frequently, the market values of these preferred stocks still may fluctuate in response to changes in interest rates.  Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached.

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Investment Restrictions

Fundamental Investment Restrictions of the Fund

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities.  Under the 1940 Act, a “majority” vote is defined as the vote of the holders of the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund.  Under these restrictions, the Fund:

(1) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act1;

(2)  may not borrow money, except to the extent permitted under the 1940 Act;

(3) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(4) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(5) may not make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities. The Fund may loan no more than one-third of its total assets;

(6) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

(7) may not invest more than 25% of its net assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

In determining whether a transaction is permitted under the 1940 Act, restriction (1) above will not be construed to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time.

All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

The 1940 Act permits an open-end investment company to borrow money from a bank so long as the ratio which the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%.  The 1940 Act provides that, in the event that such asset coverage shall at any time fall below 300%, a mutual fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the Securities and Exchange Commission (the “SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

1 Section 18(f)(1)of the 1940 Act generally prohibits registered open-end investment companies from issuing senior securities other than with respect to bank borrowings. Section 18(g) defines “senior security,” in pertinent part, as “any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.”  To the extent obligations created by the Fund may be deemed to create senior securities the Fund will segregate or earmark liquid assets with its custodian in accordance with 1940 Act Release No. 10666 (Apr. 18, 1979), and the guidance of related no-action letters issued by the SEC, to cover these obligations.

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The 1940 Act permits an open-end investment company to borrow money from a bank or other person provided that such loan is for temporary purposes only and is in an amount not exceeding 5% of the value of the investment company’s total assets at the time when the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

Temporary Defensive Positions

Normally, the Fund invests substantially all of its assets to meet its investment objective. The Fund may invest the remainder of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. The Fund may adopt defensive strategies when the Adviser believes securities in which the Fund normally invests have special or unusual risks or are less attractive due to adverse market, economic, political or other conditions.

Portfolio Turnover

Purchases and sales of portfolio investments may be made as considered advisable by the Adviser in the best interests of the shareholders.  The Fund’s portfolio turnover rate may vary from year-to-year, as well as within a year. Portfolio turnover can result in realization of taxable capital gains, including net short-term capital gains which are taxable to shareholders as ordinary income when distributed to them.  In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund. See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Fund’s portfolio securities. These policies and procedures are designed to protect the confidentiality of the Fund’s portfolio holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.  In addition, the Fund has policies in place to regulate the Board’s oversight of the disclosure of portfolio holdings.

The holdings of the Fund will be disclosed in quarterly filings with the SEC on Form N-Q as of the end of the first and third quarters of the Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the Fund’s fiscal year.  In addition, the Fund may disclose to the general public its holdings information on the Trust’s website at www.stoneridgefunds.com no earlier than 10 calendar days after the end of each calendar month.

The Trust may disclose portfolio holdings information that is not publicly available (“Confidential Portfolio Information”) on a selective basis to certain persons, including shareholders of the Trust (including shareholders of record of indirect investments in the Fund through another fund managed by the Adviser), qualified potential shareholders as determined by the Adviser (including qualified potential shareholders who are considering an indirect investment in the Fund through another fund managed by the Adviser), and their consultants or agents (“Permitted Recipients”).  This information may be made available as soon as the business day following the date to which the information relates.

Except as otherwise noted, to receive Confidential Portfolio Information, Permitted Recipients must enter into a confidentiality agreement with the Adviser and the Trust that requires that the Confidential Portfolio Information be used solely for purposes determined by senior management of the Adviser to be in the best interest of the shareholders of the Fund to which the information relates.

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If the Adviser becomes aware that a recipient has or is likely to violate the terms of a confidentiality agreement regarding Confidential Portfolio Information, the Adviser shall cease providing such information to such recipient.

If senior management of the Adviser identifies a potential conflict with respect to the disclosure of Confidential Portfolio Information between the interest of the Fund’s shareholders, on the one hand, and the Adviser or an affiliated person of the Adviser or the Fund, on the other, the Adviser is required to inform the Trust’s Chief Compliance Officer (“CCO”) of the potential conflict, and the CCO has the power to decide whether, in light of the circumstances, disclosure should be permitted under the circumstances. The CCO also is required to report her decision to the Board of Trustees.

In addition, the Trust may also disclose Confidential Portfolio Information on a selective basis if the CCO (or an officer designated by the CCO) approves the disclosure and determines that: (i) there is a legitimate business purpose for such disclosure; (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) the disclosure is in the best interests of Fund shareholders.

Notwithstanding the foregoing, Confidential Portfolio Information of the Fund may generally be made available more frequently and prior to its public availability to certain service providers (such as pricing services, proxy voting services, financial printers, pricing information vendors, third parties that deliver analytical, statistical, or consulting services, and other unaffiliated third parties that provide services and may require Confidential Portfolio Information to provide services to the Fund), ratings and rankings agencies, fund affiliates and fiduciaries (such as (i) the Service Providers and their affiliates (in their capacities as investment adviser, administrator, and custodian); (ii) the Trust’s principal underwriter and distributor; and (iii) an accounting firm, an auditing firm, or outside legal counsel retained by the Service Providers, their affiliates, or the Fund) and as required by law.

The Adviser has primary responsibility for ensuring that the Fund’s portfolio holdings information is disclosed only in accordance with these policies. As part of this responsibility, the Adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

MANAGEMENT OF THE FUNDS

Board of Trustees

The business and affairs of the Fund are managed under the direction of the Board.  The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular quarterly meetings, including in-person or telephonic meetings, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. In addition, it is expected that the Independent Trustees meet at least annually to review, among other things, investment management agreements, service plans and related agreements, transfer agency agreements and certain other agreements, and to consider such other matters as they deem appropriate.

The Board has established two standing committees — an Audit Committee and a Valuation Committee – which are described below.  The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. The Board does not have a lead Independent Trustee.

The Trustees have determined that the Fund’s leadership structure is appropriate because it allows the Trustees to effectively perform their oversight responsibilities.

Information about Each Board Member's Experience, Qualifications, Attributes or Skills.  Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships, are shown below.  Unless otherwise noted, each Trustee has held each principal occupation and board membership indicated for at least the past five years.  Each Trustee’s mailing address is c/o Stone Ridge Asset Management LLC, 405 Lexington Avenue, 55th Floor, New York, NY 10174.

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Independent Trustees (1)
Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years
Jeffery Ekberg (1965)	Trustee	since 2012	Principal, TPG Capital, L.P., until 2011; Chief Financial Officer, Newbridge Capital, LLC, until 2011	10	TPG Capital, LLC and affiliates (sponsored investment funds), until 2011

Daniel Charney (1970)	Trustee	since 2012	Cowen Group, since 2012; Jefferies & Co., until 2011	10	None

Interested Trustee
Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years
Ross Stevens(4) (1969)	Trustee, Chairman	since 2012	Founder of Stone Ridge Asset Management LLC (“Adviser”), Chief Executive Officer and President of the Adviser, since 2012, Magnetar Capital (Investment Committee and Co-Head of Portfolio Managers Committee), until 2012	10	None

(1) Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
(2) Each Trustee serves until resignation or removal from the Board.
(3) Fund Complex includes the Stone Ridge Trust II, another investment company managed by the Adviser.
(4) Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.

Additional Information about the Trustees.

Jeffery Ekberg – Through his experience as a senior officer, director and accountant of financial and other organizations, Mr. Ekberg contributes experience overseeing financial and investment organizations to the Board.  The Board also benefits from his experience as a member of the board of other funds.

Daniel Charney – Through his experience as a senior officer of financial and other organizations, Mr. Charney contributes his experience in the investment management industry to the Board.

Ross Stevens – Through his experience as a senior executive of financial organizations, Mr. Stevens contributes his experience in the investment management industry to the Board.

Additional Information about the Board’s Committees.

The Trust has an Audit Committee and a Valuation Committee.  The members of both the Audit Committee and the Valuation Committee consist of all the Independent Trustees, namely Messrs. Ekberg and Charney.  Mr. Ekberg is the Audit Committee Chair and has been designated as the Audit Committee financial expert.

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In accordance with its written charter, the Audit Committee’s primary purposes are: (1) to oversee the Trust’s accounting and financial reporting policies and practices, and its internal controls and procedures; (2) to oversee the quality and objectivity of the Trust’s and the Fund’s financial statements and the independent audit thereof; (3) to oversee the activities of the Trust’s CCO (the “CCO”); (4) to oversee the Trust’s compliance program adopted pursuant to Rule 38a-1 under the 1940 Act, and the Trust’s implementation and enforcement of its compliance policies and procedures thereunder; (5) to oversee the Trust’s compliance with applicable laws in foreign jurisdictions, if any; and (6) to oversee compliance with the Code of Ethics by the Trust and the Adviser.

The Audit Committee reviews the scope of the Fund’s audits, the Fund’s accounting and financial reporting policies and practices and its internal controls.  The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Fund’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm.  The Audit Committee also approves all audit and permissible non-audit services provided to the Fund by the independent registered public accounting firm and all permissible non-audit services provided by the Fund’s independent registered public accounting firm to the Adviser and any affiliated service providers if the engagement relates directly to the Fund’s operations and financial reporting. The Audit Committee met twice with respect to the Trust’s initial fiscal period ended October 31, 2013.

The Valuation Committee also operates pursuant to a written charter.  The duties and powers, to be exercised at such times and in such manner as the Valuation Committee shall deem necessary or appropriate, are as follows:  (1) reviewing, from time to time, the Trust’s valuation policy and procedures (the “Valuation Policy”), which Valuation Policy serves to establish policies and procedures for the valuation of the Fund’s assets; (2) making any recommendations to the Trust’s audit committee and/or the Board regarding (i) the functioning of the Valuation Policy, or (ii) the valuation(s) of individual assets; (3) consulting with the Adviser regarding the valuation of the Fund’s assets, including fair valuation determinations of any such assets; (4) periodically reviewing information regarding fair value and other determinations made pursuant to the Trust’s valuation procedures; (5) reporting to the Board on a regular basis regarding the Valuation Committee’s duties; (6) making recommendations in conjunction with the Board’s annual (or other periodical) review of the Trust’s Valuation Policy; (7) periodically reviewing information regarding industry developments in connection with valuation of assets; and (8) performing such other duties as may be assigned to it, from time to time, by the Board. The Valuation Committee met once with respect to the Trust’s initial fiscal period ended October 31, 2013.

Trustee Ownership of the Fund. The following table shows the dollar range of equity securities owned by the Trustees in the Fund and in other investment companies overseen by the Trustee within the same family of investment companies as of December 31, 2013. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The information as to ownership of securities which appears below is based on statements furnished to the Fund by its Trustees and executive officers.

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	Dollar Range of Equity Securities in the Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(2)
Independent Trustees
Jeffery Ekberg	None	Over $100,000
Daniel Charney	None	$10,001 - $50,000

Interested Trustee
Ross Stevens(3)	None	Over $100,000
(1) As of December 31, 2013, none of the Trustees owned shares of the Fund because it had not yet begun investment operations.
(2) Family of Investment Companies includes the Stone Ridge Trust II, another investment company managed by the Adviser.
(3) Beneficial ownership through the Adviser’s direct fund investments.

None of the independent trustees or their family members beneficially owned any class of securities of an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund, as of December 31, 2013.

Compensation of Board Members. Each Trustee who is not an employee of the Adviser is compensated by an annual retainer.  Each such Trustee’s compensation is invested in Stone Ridge Funds.  The Trust does not pay retirement benefits to its Trustees and officers.  A portion of the CCO's salary may be paid by the Trust.  Other officers and interested Trustees of the Trust are not compensated by the Trust. The following table sets forth the estimated compensation to be received by Independent Trustees for the Fund’s initial fiscal period ended October 31, 2014:

Independent Trustees	Aggregate Compensation From Fund	Total Compensation From Fund Complex(1) Paid to Trustee
Jeffery Ekberg	$[…]	$[…]
Daniel Charney	$[…]	$[…]
(1) Fund Complex includes the Stone Ridge Trust II, another investment company managed by the Adviser.

Officers of the Trust

Name (Year of Birth) and Address (1)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Ross Stevens (1969)	President and Chief Executive Officer	since 2012
Founder of Stone Ridge Asset Management LLC (“Adviser”), Chief Executive Officer and President of the Adviser, since 2012, prior to that Magnetar Capital (Investment Committee and Co-Head of Portfolio Managers Committee)

Jane Korach (1974)	Chief Compliance Officer and Secretary	since 2012	General Counsel of the Adviser, since 2012; prior to that General Counsel and CCO at Owl Creek Asset Management

Patrick Kelly (1978)	Treasurer and Principal Financial Officer	since 2012	Chief Operating Officer of the Adviser, since 2012; prior to that Magnetar Capital, as the Chief Operating Officer of Quantitative Strategies

(1) Each Officer’s mailing address is c/o Stone Ridge Asset Management LLC, 405 Lexington Avenue, 55th Floor, New York, NY 10174.
(2) The term of office of each officer is indefinite.

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Codes of Ethics.  The Trust, the Adviser, and the Distributor each have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act.  These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold.  The codes of ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to the Adviser. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures the Adviser follows when voting proxies on behalf of the Fund. A summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other, are attached as Appendix B. This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the guidelines presented.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.  Information on how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 will be available without charge, (1) upon request, by calling (855) 609-3680, and (2) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, no person beneficially owned of record more than 5% of the outstanding shares of the Fund, as the Fund had not yet begun investment operations.

As of the date of this SAI, the officers and Trustees of the Fund as group owned less than 1% of the outstanding shares of each class of the Fund, as the Fund had not yet begun investment operations.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

Stone Ridge Asset Management LLC is the Adviser of the Fund.  The Adviser was organized as a Delaware limited liability company in 2012. The managing member of the Adviser is Ross Stevens.  Ross Stevens, Chief Executive Officer and President of the Adviser, Patrick Kelly, Chief Operating Officer of the Adviser, and Jane Korach, General Counsel of the Adviser, are affiliated persons of the Trust.

Stone Ridge Asset Management LLC serves as the Adviser of the Fund pursuant to an investment advisory agreement.  The investment advisory agreement has an initial term of two years from its effective date and continues in effect with respect to the Fund (unless terminated sooner) if its continuance is specifically approved at least annually by the affirmative vote of: (i) a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the Board or the holders of a majority of the outstanding voting securities of the Fund. The investment advisory agreement may nevertheless be terminated at any time without penalty, on 60 days' written notice, by the Board, by vote of holders of a majority of the outstanding voting securities of the Fund, or by the Adviser.  The investment advisory agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

The investment advisory agreement provides that the Adviser shall manage the operations of the Fund, subject to policies established by the Board.  Pursuant to the investment advisory agreement, the Adviser manages the Fund’s investment portfolio, directs purchases and sales of portfolio securities and reports thereon to the Fund’s officers and Board regularly.  The Adviser also provides the office space, facilities, equipment and personnel necessary to perform the following services for the Fund: SEC compliance, including record keeping, reporting requirements and registration statements and proxies; supervision of Fund operations, including custodian, accountants and counsel and other parties performing services or operational functions for the Fund; certain administrative and clerical services, including certain accounting services, facilitation of redemption requests, exchange privileges, account adjustments, development of new shareholder services and maintenance of certain books and records; and certain services related to the Fund’s shareholders, including assuring that investments and redemptions are completed efficiently, responding to shareholder inquiries, and maintaining a flow of information to shareholders. In addition, the Adviser pays the compensation of the Fund’s officers, employees and Trustees affiliated with the Adviser.  The Fund bears all other costs of its operations, including the compensation of its Trustees not affiliated with the Adviser.

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In consideration of investment management fees to be paid to the Adviser by the Underlying Funds, the Adviser offers its services to the Fund at no additional investment advisory fee.

If the Adviser receives compensation for providing management services to a Subsidiary in which the Developed Markets VRP Fund or the Emerging Markets VRP Fund has invested, the Adviser will not receive compensation from the relevant Underlying Fund in respect of the assets of the Underlying Fund that are invested in the Subsidiary (i.e., the compensation paid to the Adviser for services to the Underlying Fund will be calculated based on the Underlying Fund’s average daily net assets excluding the net assets of the Subsidiary), and it will receive a fee from each Subsidiary at the annual rate of 1.25% of the relevant Subsidiary’s average daily net assets.

Under the terms of the investment advisory agreement, neither the Adviser nor its affiliates shall be liable for losses or damages incurred by the Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of either the Adviser or its affiliates or from reckless disregard by it of its obligations and duties under the management contract (“disabling conduct”).  In addition, the Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

The Adviser contractually agreed to reimburse the operating expenses allocated to the Fund to the extent the Classes’ operating expenses (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the total annualized expenses of a Class to the percentage specified below.  With respect to the Fund, the Adviser is permitted to recover, on a Class by Class basis, expenses it bears subsequent to the effective date of the letter agreement in later periods to the extent that the Fund’s expenses fall below the annual rates set forth below and to the extent that the Fund does not exceed such annual rate after giving effect to the reimbursement; provided, however, that the Fund is not obligated to pay any such deferred fees more than three years after the end of the fiscal year in which the fee was deferred.  The fee waiver arrangement expires on [   ].

Fund	Expense Cap
Global Equity VRP Master Fund	[ ]% for Class I Shares
[ ]% for Class M Shares

Portfolio Managers

Mr. Stevens, Robert Gutmann and Anton Nikolaev are primarily responsible for the day-to-day management of the Fund. The following tables set forth certain additional information with respect to Mr. Stevens, Mr. Gutmann and Mr. Nikolaev.  The information is as of December 31, 2013.

Other Accounts Managed by the Portfolio Managers

In addition to the Fund, the table below identifies the number of accounts for which Mr. Stevens, Mr. Gutmann and Mr. Nikolaev have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

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	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Ross Stevens	[…]	$[…]	0	$0	0	$0
Robert Gutmann	[…]	$[…]	0	$0	0	$0
Anton Nikolaev	[…]	$[…]	0	$0	0	$0

The table below identifies the number of accounts for which Mr. Stevens, Mr. Gutmann and Mr. Nikolaev have day-to-day management responsibilities and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies for which the Adviser receives a performance-based fee		Other Pooled Investment Vehicles managed for which the Adviser receives a performance-based fee		Other Accounts managed for which the Adviser receives a performance-based fee
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ross Stevens	0	0	0	0	0	0
Robert Gutmann	0	0	0	0	0	0
Anton Nikolaev	0	0	0	0	0	0

Potential Conflicts of Interest

The Adviser and the Fund have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.  The Adviser attempts to address these potential conflicts of interest through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes.  The Adviser has adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds. The Adviser’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are averaged as to price and allocated between the funds in a manner that is equitable to each fund and in accordance with the amount being purchased or sold by each fund.  Trade allocations are reviewed on a periodic basis as part of the Adviser’s trade oversight procedures in an attempt to ensure fairness over time across funds and to monitor whether any fund is systematically favored over time.  There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple funds may devote unequal time and attention to the management of those funds.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the funds as might be the case if he were to devote substantially more attention to the management of a single fund.  The effects of this potential conflict may be more pronounced where funds overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds, the opportunity may be allocated among these several funds, which may limit the Fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds for which he exercises investment responsibility, or may decide that certain of the funds should take differing positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more funds which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds.

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Selection of Brokers/Dealers.  Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds that they supervise.  In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available.  These services may be more beneficial to certain funds than to others.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds than for others.  In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds that provide greater overall returns to the Adviser and its affiliates.

Variation in Compensation.  A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the funds that he manages.  If the structure of the Adviser’s management fee and/or a portfolio manager’s compensation differs among funds (such as where certain funds pay higher management fees), a portfolio manager might be motivated to help certain funds over others.  A portfolio manager might be motivated to favor funds in which he has an interest or in which the Adviser and/or its affiliates have interests.  Similarly, the desire to maintain or raise assets under management or to enhance a portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those funds that could most significantly benefit a portfolio manager.

Portfolio Manager Compensation

As of the date of this Statement of Additional Information, portfolio managers receive a base salary and may also receive a bonus.  Compensation of a portfolio manager is determined at the discretion of the Adviser.  It may be based on a number of factors including the portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and the consistency with which he or she demonstrates kindness to other employees, trading counterparties, vendors, and clients.  As a firm focused on beta, the compensation of portfolio managers is not based upon the performance of client accounts that the portfolio managers manage.  The Adviser reviews the compensation of each portfolio manager at least annually.

Portfolio Manager Securities Ownership

None of the portfolio managers listed in the above table beneficially owned any shares of the Fund as of the date of this SAI because the Fund had not yet commenced operations.

Principal Underwriter

Subject to the conditions described in the “Shareholder Information” section of the Prospectus, shares of the Fund are offered on a continuous basis through the Distributor, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, as distributor pursuant to a distribution agreement (the “Distribution Agreement”) between the Distributor and the Fund. Pursuant to the Distribution Agreement, the Distributor shall devote its best efforts to effect sales of shares of the Fund but shall not be obligated to sell any certain number of shares.  Other than payments pursuant to the Rule 12b-1 plan discussed below, the Distributor receives no compensation from the Fund for distribution of the Fund’s shares.

Rule 12b-1 Plan

As described in the Prospectus, the Fund has adopted a Rule 12b-1 plan (the “12b-1 Plan”) for its Class M shares. The 12b-1 Plan, among other things, permits the Class M share class to pay the Distributor fees, other than in exceptional cases, at annual rates not exceeding [   ]% of the average daily net assets of the Class M share class as compensation for its services as principal underwriter of the Class M shares, such fee to be calculated and accrued daily and paid monthly. Pursuant to Rule 12b-1 under the 1940 Act, the 12b-1 Plan (together with the Distribution Agreement) was approved by the Board, including a majority of the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or the Distribution Agreement. The principal types of activities for which payments under the 12b-1 Plan may be made include payments to entities for shareholder servicing, for “no transaction fee” or wrap programs, and for retirement plan record keeping. Payments under the 12b-1 Plan also may be made for activities such as advertising, printing and mailing the Prospectuses to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying or other financing charges.  The Board believes that the 12b-1 Plan may benefit the Fund by increasing net sales of the Fund (or reducing net redemptions), potentially allowing the Fund to benefit from economies of scale.

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The 12b-1 Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Class M shares of the Fund. The 12b-1 Plan may be amended by a vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in the 12b-1 Plan that would materially increase the fees payable thereunder by the Class M shares of the Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Board reviews quarterly a written report detailing the costs and the purposes for which such costs have been incurred.

The 12b-1 Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the relevant class.

The 12b-1 Plan compensates the Distributor regardless of its expenses.

No interested person of the Fund nor any Independent Trustee has any direct or indirect financial interest in the operation of the 12b-1 Plan except to the extent that the Distributor, the Adviser or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the 12b-1 Plan.

Other Service Providers
Administrator

The Trust has entered into an administration agreement dated December 15, 2012, with U.S. Bancorp Fund Services, LLC (the “Administrator”) pursuant to which the Administrator provides administrative services to the Fund. The Administrator is responsible for (i) the general administrative duties associated with the day-to-day operations of the Fund; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Fund. In performing its duties and obligations under the Administration Agreement, the Administrator shall not be held liable except in the case of its bad faith, negligence or willful misconduct in the performance of its duties.

U.S. Bancorp Fund Services, LLC also serves as fund accountant to the Fund under a separate agreement with the Trust and is responsible for calculating the Fund’s total NAV, total net income and NAV per share of the Fund on a daily basis.

Transfer Agent/Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC is the Transfer Agent for the Fund’s shares and the dividend disbursing agent for payment of dividends and distributions on Fund shares. The principal business address of the Transfer Agent is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Custodian

U.S. Bank, NA (the “Custodian”), located at 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian for the Fund. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Fund.

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Independent Registered Public Accounting Firm

[   ] serves as the Fund’s independent registered public accountant.  [  ] provides audit services and assistance and consultation in connection with the review of SEC filings and certain tax compliance services.  [   ] is located at [    ].
PURCHASE AND REDEMPTION OF SHARES

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors.  All investments are subject to approval of the Adviser.  The methods of buying and selling shares and the sales charges applicable to purchases of shares of the Fund are described in the Prospectus.  The Fund may open to new investors and subsequently close again to new investors at any time at the discretion of the Adviser.  Any such opening and closing of the Fund will be disclosed to investors via a supplement to the prospectus. See “Shareholder Information – Closing of the Fund to New Investments” in the prospectus.  The minimum initial purchase is $25 million for Class I shares and $10 million for Class M shares.  [The investment minimums may be met for each Class by aggregating purchases in any Stone Ridge Variance Risk Premium Fund, including Stone Ridge Variance Risk Premium Funds offered in separate prospectuses].  There is no minimum for subsequent investments.  Investment minimums may be waived by the Board or pursuant to procedures adopted by the Board. Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business, by writing to Stone Ridge Trust, c/o U.S. Bancorp Fund Services, 615 E. Michigan Avenue, 3rd Floor, Milwaukee, WI 53202, or by calling (855) 609-3680.

COMPUTATION OF NET ASSET VALUE

As described in the Prospectus under the heading “How Fund Share Prices Are Calculated,” the NAV of the Fund’s Class I and Class M shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. While the assets of each of Class I and Class M shares are invested in a single portfolio of securities, the NAV of each respective Class will differ because each of Class I and Class M shares have different ongoing distribution fees.  The Fund’s shares are valued as of a particular time (the “Valuation Time”) on each day that the NYSE is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The Trust expects that the holidays upon which the NYSE will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund’s liabilities are allocated among its share classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s NAV. Under certain circumstances, NAV of classes of shares of the Fund with higher service and/or distribution fees may be lower than NAV of the classes of shares with lower or no service and/or distribution fees as a result of the relative daily expense accruals that result from paying different service and/or distribution fees. Generally, for funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular fund’s classes. In accordance with regulations governing registered investment companies, the Fund’s transactions in portfolio securities and purchases and sales of Fund shares (which bear upon the number of Fund shares outstanding) are generally not reflected in the NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.

Pursuant to Section 2(a)(41) of the 1940 Act, the Fund’s portfolio securities with respect to which market quotations are readily available will be valued at current market value, and other securities and assets shall be valued at fair value as determined in good faith using policies and procedures adopted by the Board of Trustees of the Fund. The Board has delegated primary responsibility for determining or causing to be determined the value of the Fund’s portfolio securities and other assets (including any fair value pricing) and the Fund’s NAVs to the Adviser, pursuant to valuation policies and procedures approved by the Board (the “Valuation Procedures”). The Trustees have established a Valuation Committee to which they have delegated responsibility to officers of the Adviser for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board. As described in the Prospectus, for purposes of calculating NAV, the Fund’s investments for which market quotations are readily available are valued at market value. Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures:

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Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued by using the mean between the closing bid and asked prices provided by a pricing service or independent broker.  If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

Exchange-traded options are valued at the mean of the bid and asked prices.  Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).
Over-the-counter traded securities that are not traded on a listed exchange are valued at the mean price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the closing bid and asked prices will be used.

Non-exchange traded derivatives are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Restricted securities are generally deemed to be securities not registered under the 1933 Act.  Restricted securities are ordinarily valued at the value provided by the appropriate pricing source, which takes into account the restricted nature of the security.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Fund’s investments will be valued as determined in good faith pursuant to the Valuation Procedures (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund. The Prospectus provides additional information regarding the circumstances in which fair value pricing may be used and related information.

TAXATION

The following discussion of the U.S. federal income tax consequences of investment in the Fund is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, as of the date of this SAI.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund.  There may be other tax considerations applicable to particular shareholders.  Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, local or non-U.S. tax laws.

The Fund invests substantially all of its assets in the Underlying Funds, and so substantially all of the Fund’s income will result from distributions or deemed distributions from the Underlying Funds.  Therefore, as applicable, references to the U.S. federal income tax treatment of the Fund, including to the assets owned and the income earned by the Fund, will be to or will include such treatment of the Underlying Funds, and, as applicable, the assets owned and the income earned by the Underlying Funds.

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Taxation of the Fund

The Fund intends to elect to be treated and intends to qualify and be treated each year as a regulated investment company under Subchapter M of the Code.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund generally must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of the quarter of the Fund’s taxable year, (i) at least 50% of the market value the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company.  However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2).   In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).  If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a regulated investment company accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions could be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

Table of Contents - Statement of Additional Information

The Fund seeks to achieve its investment objectives by investing substantially all of its assets in Underlying Funds, which themselves intend each year to elect to be treated and to qualify and be eligible to be treated as regulated investment companies.  The failure by an Underlying Fund to fail to meet the income, diversification or distribution test could result in the Fund itself failing to meet the asset diversification test, and the Fund may be ineligible or unable to or may otherwise not cure such failure.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses, in each case determined with reference to any capital loss carryovers from prior years) properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”), if any, that it distributes to shareholders on a timely basis.  The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income and any net capital gain.  Investment company taxable income that is retained by the Fund will be subject to tax at regular corporate rates.  The Fund may also retain for investment its net capital gain. If the Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities.  If the Fund makes this designation, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund is not required to, and there can be no assurance that the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, the Fund may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31 (or a later date, if the Fund is eligible to elect and so elects)) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31 (or a later date, if the Fund makes the election referred to above), plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or a later date, if the Fund makes the election referred to above), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 (or a later date, if the Fund makes the election referred to above) are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Table of Contents - Statement of Additional Information

Fund Distributions

Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from the Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions generally will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.

For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income.  Taxes to shareholders on distributions of capital gains are determined by how long the Fund owned (and is treated for U.S. federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares.  In general, the Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less.  Tax rules can alter the Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments.  Distributions of Capital Gain Dividends generally will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions of short-term capital gains recognized by the Fund will be taxable to shareholders as ordinary income. As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of the Fund with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.  The Fund may carry net capital losses forward to one or more subsequent taxable years without expiration.  The Fund must apply such carryforwards first against gains of the same character.

“Qualified dividend income” received by an individual will be taxed at the rates applicable to net capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC.

In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided both the shareholder and the Fund meet the holding period and other requirements described above. If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. It is unclear whether or to what extent distributions from the Fund will constitute qualified dividend income.

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If the Fund receives dividends from an Underlying Fund, and the Underlying Fund reports such dividends as qualified dividend income, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the Underlying Fund.

In general, dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year.  A dividend received by the Fund will not be treated as a dividend eligible for the dividends received deduction (1)  if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.  Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). It is unclear whether or to what extent distributions from the Fund will qualify for the dividends-received deduction.

If the Fund receives dividends from an Underlying Fund, and the Underlying Fund reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the Underlying Fund.

Any distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of the Fund are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s current and accumulated earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of the Fund reflects either unrealized gains or income or gains that are realized but not yet distributed. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

Sale, Exchange or Redemption of Shares

The sale, exchange or redemption of shares of the Fund may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.  Otherwise, the gain or loss on a taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Table of Contents - Statement of Additional Information

Upon the sale, exchange or redemption of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you sold, exchanged or redeemed. See “Tax Basis Information” below for more information.

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions

Due to the Fund’s options strategies, a substantial portion of the Fund’s income could consist of short-term capital gains, taxable to shareholders as ordinary income when distributed to them; such income will not constitute qualified dividend income or qualify for the dividends-received deduction.

In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. In either case, provided the tax treatment of an option transaction is not governed by Section 1256 of the Code (discussed further below), gain or loss arising in respect of a termination of the Fund’s obligation under the option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund on a single stock expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be terminated and suspended (“tolled”) on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Moreover, certain options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

It is possible that certain of the Fund’s options transactions, such as certain listed “non-equity options” as defined in Section 1256 of the Code—which include certain options written on equity indices—will be governed by Section 1256 of the Code.  Such options, together with regulated futures contracts, are referred to as “section 1256 contracts.” Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Table of Contents - Statement of Additional Information

In addition to the special rules described above in respect of futures and options transactions, the Fund’s transactions in other derivative instruments (e.g. forward contracts and swap agreements), foreign currencies and any of its other hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (including mark-to-market, constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Certain of the Fund’s investments in derivative instruments and in foreign-currency denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any). If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to avoid a Fund-level tax. If, in the alternative, the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Investments in Other Investment Companies

The Fund’s investment of substantially all of its assets in Underlying Funds can affect the amount, timing and character of distributions to shareholders of the Fund relative to what those distributions otherwise might have been had the Fund invested directly in the securities owned by those Underlying Funds. For example, the Fund will not be able to offset losses realized by one Underlying Fund against gains realized by another Underlying Fund in that taxable year. Instead, those losses will reduce the taxable income or gains of the Fund only at the earlier of (i) such time as they reduce gains recognized by the Underlying Fund that previously recognized the losses, or (ii) when the Fund disposes of shares of the Underlying Fund that recognized the losses. Moreover, even when the Fund disposes of shares of an Underlying Fund, it will not be able to offset any capital loss from such disposition against its ordinary income (including distributions of any net short-term capital gain realized by another Underlying Fund), and part or all of such loss may be treated as a long-term capital loss, that will not be treated as favorably for federal income tax purposes as short-term capital loss.  If an Underlying Fund were to cease to qualify as a Fund, the value of the Fund’s investment in such Underlying Fund would be negatively affected.

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the Fund’s sales of Underlying Fund shares that have generated losses. A wash sale occurs if shares of an Underlying Fund are sold by the Fund at a loss and the Fund acquires additional shares of that same Underlying Fund within 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of Underlying Fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by Underlying Funds, rather than investing in shares of the Underlying Funds. For similar reasons, the amount and timing of distributions from the Fund qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying Funds.

If, at the close of each quarter of the Fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the Fund will be a “qualified fund of funds.”  In that case, the Fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the Fund in respect of foreign securities held directly by the Fund or by an Underlying Fund in which the Fund invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund will be eligible to claim a tax credit or deduction for such taxes.  However, the Fund may determine not to make such election.  See “Foreign Taxation.”

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Investment in the Subsidiaries

Each Subsidiary is currently expected to be a disregarded entity for U.S. federal tax purposes. In the case of a Subsidiary that is a disregarded entity for such purposes, (i) the Underlying Fund that owns the Subsidiary is treated as owning the Subsidiary’s assets directly; (ii) any income, gain, loss, deduction, or other tax items arising in respect of the Subsidiary’s assets will be treated as if they are realized or incurred, as applicable, directly by the Underlying Fund; and (iii) any distributions the Underlying Fund receives from the Subsidiary will have no effect on the Underlying Fund’s U.S. federal income tax liability. In the alternative, each Subsidiary may elect to be treated as a separate corporation for U.S. federal tax purposes.  In such a case, the Underlying Fund’s intention to qualify for treatment as a regulated investment company will limit its investment in the Subsidiary to no more than 25% of the Underlying Fund’s total assets and the Subsidiary may take certain measures to ensure that the 90% gross income requirement (described above) is satisfied.

If a Subsidiary elects to be treated as a separate corporation rather than a disregarded entity, the Subsidiary will be treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal tax purposes. A U.S. person who owns (directly, indirectly or constructively) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the CFC provisions of the Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” Because the Underlying Fund that owns all of the stock of the Subsidiary is a U.S. person, such Underlying Fund is a “U.S. Shareholder” with respect to the Subsidiary and the Subsidiary is a CFC. As a “U.S. Shareholder,” the Underlying Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income” (defined below), whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans, net gains from transactions (including futures, forward and similar transactions) in commodities, and net payments received with respect to equity swaps and similar derivatives. The Underlying Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Underlying Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Underlying Fund will be tax-free, to the extent of the Subsidiary’s previously undistributed “subpart F income,” and will correspondingly reduce the Underlying Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. Net losses incurred by the Subsidiary during a tax year do not flow through to the Underlying Fund and thus will not be available to offset income or capital gain generated from the Underlying Fund’s other investments. In addition, net losses incurred by the Subsidiary during a tax year generally cannot be carried forward by the Subsidiary to offset gains realized by it in subsequent tax years.

Original Issue Discount, Market Discount

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time (i.e., upon partial or full repayment or disposition of the debt security) or is received in kind rather than in cash.  Increases in the principal amount of an inflation-indexed bond will be treated as OID.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the Fund in the secondary market are treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

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Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

The Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Securities Purchased at a Premium

Very generally, where the Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond.  In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Fund is permitted to deduct any remaining premium allocable to a prior period.

Higher-Risk Securities

Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Tax-Exempt Shareholders

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of a regulated investment company.  Notwithstanding this “blocking” effect, a tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Passive Foreign Investment Companies

Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. The Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. If an Underlying Fund indirectly invests in PFICs by virtue of its investments in an Underlying Fund, such as an ETF, it may not make such PFIC elections; rather, the Underlying Funds directly investing in the PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

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A PFIC is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign Currency Transactions

The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate the Fund’s distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation

Income received by the Underlying Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.  If more than 50% of an Underlying Fund’s assets at year end consists of the securities of foreign corporations, the Underlying Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Underlying Fund to foreign countries in respect of foreign securities that the Underlying Fund has held, under Code rules, for at least the minimum period specified in the Code. For this purpose, “securities of foreign corporations” generally includes securities of foreign governments. If the Fund is a “qualifying fund of funds” as described above, the Fund will be permitted to make the same election in respect of qualifying foreign taxes paid in respect of eligible securities by the Fund and by Underlying Funds that themselves make such an election. In such cases, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund and paid by Underlying Funds. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit but not a deduction for such foreign taxes.  The Fund, the Developed Markets VRP Fund and the Emerging Markets VRP Fund expect to be eligible to make this election. Even if the Fund and the Underlying Funds were eligible to make such an election for a given year, they may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

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Non-U.S. Shareholders.

Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Effective for distributions with respect to taxable years of a regulated investment company beginning before January 1, 2014, a regulated investment company was not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that had not provided a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that the dividend was attributable to certain interest on an obligation if the foreign person was the issuer or was a 10% shareholder of the issuer, (y) that was within a foreign country that has inadequate information exchange with the United States, or (z) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign person and the foreign person was a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly reported as such by the regulated investment company in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests of net short-term capital gains in excess of net long-term capital losses to the extent such distributions were properly reported by the regulated investment company (“short-term capital gain dividends”). If a regulated investment company invests in an underlying regulated investment company that paid such distributions to the regulated investment company, such distributions retained their character as not subject to withholding if properly reported when paid by the regulated investment company to foreign persons.

A regulated investment company was permitted to report such part of its dividends as interest-related or short-term capital gain dividends as were eligible, but was not required to do so. In the case of shares held through an intermediary, the intermediary may have withheld even if the Fund reported all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. These exemptions from withholding were not available to foreign shareholders of a fund that did not currently report its dividends as interest-related or short-term capital gain dividends.

This exemption from withholding for interest-related and short-term capital gain dividends has expired for distribution with respect to taxable years of regulated investment companies beginning on or after January 1, 2014.  Therefore, as of the date of this SAI, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to foreign shareholders attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption.  It is currently unclear whether Congress will extend this exemption from withholding for interest-related and short-term capital gain dividends for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, and what the terms of such an extension would be, including whether such extension would have retroactive effect.

Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

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A beneficial holder of shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Basis Information

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012, and redeemed on or after that date. The Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, shareholder cost basis will be determined under the default method selected by the Fund. The cost basis method a shareholder elects (or the cost basis method applied by default) may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Other Reporting and Withholding Requirements

The Foreign Account Tax Compliance Act (“FATCA”) generally requires the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA.  If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on dividends, including Capital Gain Dividends, and the proceeds of the sale, redemption or exchange of Fund shares.  If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends), beginning as early as July 1, 2014.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

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Shares Purchased through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Shareholders should consult their own tax advisers as to the state or local tax consequences of investing in the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Most of the portfolio transactions of the Fund will be the purchase or sale of securities of the Underlying Funds, which do not involve any commissions or other transaction fees. Investment decisions for the Fund are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund also may be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. The Adviser will generally execute transactions for the Fund on an aggregated basis when the Adviser believes that to do so will allow it to obtain best execution and to negotiate more favorable commission rates or other transaction costs that might have otherwise been paid had such orders been placed independently.  Aggregation, or “bunching,” describes a procedure whereby an investment adviser combines the orders of two or more clients into a single order for the purpose of obtaining better prices and lower execution costs.

Brokerage and Research Services

There is generally no stated commission in the case of securities traded on a principal basis in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. The purchase by the Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

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The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through multiple brokers and dealers. The Adviser will place trades for execution only with approved brokers or dealers. In effecting purchases and sales of portfolio securities for the accounts of the Fund, the Adviser will seek the best price and execution of the Fund’s orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolio, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives services from many broker-dealers with which the Adviser places the Fund’s portfolio transactions. These services, which in some cases also may be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Fund are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, research and brokerage services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Fund, although not all of these services may be necessarily useful and of value to the Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Exchange Act, the Adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser makes a good faith determination that the commissions are reasonable in relation to the value of brokerage and research services provided, viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to all discretionary accounts.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”

Regular Broker Dealers.  The Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Fund as of the close of their most recent fiscal year and state the value of such holdings.  As of the date of this SAI, the Fund had not commenced operations and thus did not hold any securities of its respective regular brokers or dealers or their parent companies.

DESCRIPTION OF THE TRUST

The Trustees are responsible for the management and supervision of the Trust. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund or other series of the Trust with or without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized the series listed on Schedule A to the Declaration of Trust. Additional series may be added in the future. The Trustees also have authorized the issuance of two classes of shares for the Fund, designated as Class I and Class M. Additional classes of shares may be authorized in the future.

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The shares of each class of the Fund represent an equal proportionate interest in the net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class; and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the IRS imposes with respect to the multiple- class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of a majority of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

In the event of liquidation, shareholders of each Class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

The Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust further provides for indemnification out of the Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust of the Trust provides for indemnification by the Trust of Trustees and officers of the Trust, however, such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Fund reserves the right to reject any purchase order application that conflicts with the Fund’s internal policies or the policies of any regulatory authority. The Fund does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the Fund from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify the transfer agent of a different intent. A shareholder’s account is governed by the laws of the State of Delaware. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

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Shares of the Fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund had not commenced operations and thus does not have audited financial statements.

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APPENDIX A

SECURITIES RATINGS

The rating of a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Adviser believes that the quality of debt securities in which the Fund invests should be continuously reviewed.  A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating should be evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources, which they consider reliable.  Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s and Standard & Poor’s.

Moody’s Ratings

Aaa—Bonds rated Aaa are judged to be the best quality.  They carry the smallest degree of investment risk and are generally referred to as “giltedge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa—Bonds rated Aa are judged to be high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B—Bonds rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds rated Caa are of poor standing.  Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds rated Ca represent obligations which are speculative in a high degree.  Such bonds are often in default or have other marked shortcomings.

Standard & Poor’s Ratings

AAA—Bonds rated AAA have the highest rating.  Capacity to pay principal and interest is extremely strong.

AA—Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

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A-1

A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

BB—B—CCC—CC—Bonds A-1—A-rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation.  Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

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APPENDIX B

STONE RIDGE ASSET MANAGEMENT LLC

PROXY VOTING POLICIES AND PROCEDURES

I.	Governing Standards

Stone Ridge Asset Management LLC (the “Adviser”) has adopted written proxy voting policies and guidelines (“the Proxy Policy”) as required under Rule 206(4)-6 (the “Rule”) of the Investment Advisers Act of 1940 (“Advisers Act”). In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of fixed income securities, including but not limited to, plans of reorganization, waivers and consents under applicable indentures. The Proxy Policy, which has been designed to ensure that Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures to mitigate conflicts of interests between clients and Adviser and its advisory affiliates2 when voting proxies.

II.	Policy

The Proxy Policy applies to those client accounts that contain voting securities and for which Adviser has been delegated the authority to vote client proxies. When voting proxies for client accounts, Adviser’s primary objective is to make voting decisions solely in the best interest on behalf of all clients for which it manages assets. The Adviser has selected an unaffiliated third party proxy research and voting service, Institutional Shareholder Services Inc. (“ISS” or “Proxy Voting Service”) to assist it in researching, recordkeeping and voting of proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to Adviser as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to a set of guidelines, ISS’ U.S. Proxy Voting Summary Guidelines.  These guidelines have been approved by Adviser, and though Adviser intends to vote consistent with the voting recommendation of the Proxy Voting Service, upon the recommendation of the applicable portfolio managers, Adviser may determine to override any recommendation made by the Proxy Voting Service or abstain from voting. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, Adviser may determine to vote on the proposals directly.

With respect to the voting of proxies relating to fixed income securities or other debt instruments, the Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders.

Adviser may determine not to vote a proxy for a debt or equity security if: (1) the effect on the applicable economic interests or the value of the portfolio holding is insignificant in relation to an individual’s account portfolio or in the aggregate with all clients; (2) the cost of voting the proxy outweighs the possible benefit to the applicable account, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) Adviser otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

In addition, neither Adviser nor the Proxy Voting Service will be able to vote for any securities on loan by an account. In the event that Adviser is aware of a material vote on behalf of the mutual fund and Adviser has the ability to call back loans and is aware of the securities on loan by the custodian, Adviser may call back the loan and vote the proxy if time permits.

Adviser will not accept direction on how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent Proxy Voting Service, subject to specific provisions in a client’s account documentation related to exception voting. In fulfilling its obligations to clients, Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts.

\1 A firm’s advisory affiliates are defined in this Policy to include:  1) all officers, partners, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by the adviser; and 3) all current employees.

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III.	Conflicts of Interest Procedures

For voting of securities, Adviser believes that application of the guidelines to vote proxies should, in most cases, adequately address any possible conflicts of interest since the guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers have discretion to vote differently than the guidelines.  As a general practice, Adviser will vote in accordance with the voting recommendation provided by the Proxy Voting Service.  In the event that Adviser wishes to vote against the independent voting recommendation, Adviser requires Chief Compliance Officer (“CCO”) approval prior to a vote being cast.

For voting of fixed income securities, Adviser believes the potential for material conflicts of interest to arise between the interests of the client and the interests of Adviser is limited.  However, there may be a potential for a conflict of interest which Adviser or its related persons or entities may be a named party to, or participating in a bankruptcy work-out or other similar committee with respect to the issuer.  In such instances the portfolio manager must notify the CCO prior to casting any decision on behalf of clients.

Upon the identification or notice received by the CCO that there is a conflict of interest with respect to casting a vote, the CCO will discuss the proxy with the relevant portfolio manager(s) and other senior management in order to determine if the conflict is material. In instances where a portfolio manager proposes to vote a proxy inconsistent with the Guidelines and a potential immaterial conflict is identified, the CCO will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable.  Upon the detection of a material conflict of interest, the CCO has final decision-making authority regarding Adviser’s course of action for the proxy. The CCO’s determination will be based on maximizing value for Adviser’s Clients.

IV.	Voting Guidelines

For accounts that invest in voting securities, Adviser has approved the ISS’ U.S. Proxy Voting Summary Guidelines.  These guidelines are intended to provide a general overview of ISS’ United States Policy Guidelines by highlighting the key policies that ISS applies to companies listed in the United States. However, ISS’ analysis is on a case-by-case basis, taking into consideration sector, industry and business performance factors.

For a list of the voting guidelines please visit:

http://www.issgovernance.com/policy/2013/policy_information

V.	Amendment

Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by Adviser management.

Adviser will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. All reports and any other information filed with Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to Adviser’s management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order. All records of Adviser’s proxy voting policies and voting activity are retained in accordance with Rule 204 2(C)(2) of the Advisers Act.

VI.	Information Available to Clients

If you require additional information on this policy or on how proxies were voted, please contact the CCO.

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PART C.  OTHER INFORMATION

Item 28.    Exhibits

(a)	(1)
Certificate of Trust of the Registrant, dated as of September 28, 2012, incorporated by reference to exhibits filed with the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission (“SEC”) via EDGAR on October 18, 2012.

	(2)
Certificate of Amendment to the Certificate of Trust, dated as of November 14, 2012, incorporated by reference to exhibits filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(3)
Agreement and Declaration of Trust of the Registrant, dated as of September 28, 2012, incorporated by reference to exhibits filed with Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on October 18, 2012.

	(4)
Amended and Restated Agreement and Declaration of Trust of the Registrant, dated as of November 16, 2012, incorporated by reference to exhibits filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(b)
Bylaws of the Registrant, incorporated by reference to exhibits filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(c)		Not applicable.
(d)	(1)
First Amended and Restated Investment Management Agreement between Stone Ridge Asset Management LLC (“Stone Ridge”) and the Registrant on behalf of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 1, 2013.

	(2)
Investment Management Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge U.S. Variance Risk Premium Fund and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(3)
Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge U.S. Master Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(4)
Form of Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge International Developed Markets Variance Risk Premium Fund and Stone Ridge Emerging Markets Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(5)
Form of Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge International Master Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(6)	Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge Global Equity Variance Risk Premium Master Fund – to be filed.
(e)	(1)
Distribution Agreement between the Registrant and Quasar Distributors, LLC (the “Distributor”), incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 16, 2013.

	(2)
Second Amendment to the Distribution Agreement is, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(3)	Third Amendment to the Distribution Agreement – to be filed.
(f)		Not applicable.
(g)	(1)
Form of Custody Agreement, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(2)
First Amendment to the Custody Agreement, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

(h)	(1)
Form of Fund Administration Servicing Agreement, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(2)
Form of Transfer Agent Servicing Agreement, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(a)
Addendum to the Transfer Agent Servicing Agreement, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(3)
Form of Fund Accounting Servicing Agreement, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(4)
Form of Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(5)
Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of each of the Stone Ridge U.S. Variance Risk Premium Fund and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(6)
Form of Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of each of the Stone Ridge International Developed Markets Variance Risk Premium Fund and Stone Ridge Emerging Markets Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(7)
Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of the Stone Ridge International Master Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2014.

	(8)	Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of the Stone Ridge Global Equity Variance Risk Premium Master Fund – to be filed.
(i)	(1)
Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge U.S. Variance Risk Premium Fund and the Stone Ridge U.S. Small Cap Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(2)
Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge U.S. Master Variance Risk Premium Fund incorporate by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 26, 2013.

	(3)
Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 12, 2013.

	(4)
Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Master Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014..

	(5)	Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge Global Equity Variance Risk Premium Master Fund – to be filed.
(j)	(1)
Consent of Independent Registered Public Accounting Firm of Ernst & Young, LLP for the Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2014.

	(2)
Consent of Independent Registered Public Accounting Firm of Ernst & Young, LLP for the Stone Ridge U.S. Variance Risk Premium Fund, the Stone Ridge U.S. Small Cap Variance Risk Premium Fund, and the Stone Ridge U.S. Master Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2014.

(k)		Not applicable.
(l)
Subscription Agreement for Seed Capital, incorporated by reference to exhibits filed with Registrant’s Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 16, 2013.

(m)	(1)
First Amended and Restated Class I Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(2)
Class I Rule 12b-1 Plan of each of Stone Ridge U.S. Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Master Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(3)
Class M Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(4)
Class M Rule 12b-1 Plan of each of Stone Ridge U.S. Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Master Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(5)
Form of Class I Rule 12b-1 Plan of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Master Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(6)
Form of Class M Rule 12b-1 Plan of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Master Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(7)	Form of Class I Rule 12b-1 Plan of Stone Ridge Global Equity Variance Risk Premium Master Fund – to be filed.
	(8)	Form of Class M Rule 12b-1 Plan of Stone Ridge Global Equity Variance Risk Premium Master Fund – to be filed.
(n)	(1)
Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(2)
Multi-Class Plan Pursuant to Rule 18f-3 of each of Stone Ridge U.S. Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Master Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(3)
Multi-Class Plan Pursuant to Rule 18f-3 of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Master Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(4)	Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge Global Equity Variance Risk Premium Master Fund – to be filed.
(o)		Reserved.

(p)	(1)
Code of Ethics of Stone Ridge Trust, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(2)
Code of Ethics of Stone Ridge, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

(3)
Code of Ethics of the Distributor, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(q)
Power of Attorney of Stone Ridge Trust, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

Item 29.   Persons Controlled by or under Common Control with Registrant

 None.

Item 30.   Indemnification

The Registrant’s Amended and Restated Agreement and Declaration of Trust, incorporated hereto by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees, officers, employees and other “Covered Persons” (including their respective heirs, assigns, successors or other legal representatives) to the fullest extent permitted by law, including advancement of payments of all expenses incurred in connection with the preparation and presentation of any defense (subject to repayment obligations in certain circumstances).

        The Registrant’s Distribution Agreement, incorporated hereto by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Further, the Reinsurance Funds’ First Amended and Restated Investment Management Agreement, and each of the Variance Risk Premium Funds’ Investment Management Agreement and the U.S. Master Variance Risk Premium Fund’s Investment Management Agreement, each incorporated hereto by reference, contain provisions limiting the liability, and providing for indemnification, of Stone Ridge and its personnel under certain circumstances.

Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.   Business and Other Connections of Investment Adviser

Stone Ridge is a Delaware limited liability company that offers investment management services and is a registered investment adviser.  Stone Ridge is the investment adviser to the Reinsurance Funds, the Variance Risk Premium Funds and the U.S. Master Variance Risk Premium Fund.  Stone Ridge’s offices are located at 405 Lexington Avenue, 55th Floor, New York, NY 10174.  Information as to the officers and directors of Stone Ridge is included in its current Form ADV (File No. 801-77228) filed with the SEC.

Item 32.   Principal Underwriter

(a)           Quasar Distributors, LLC, the Registrant’s underwriter, acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act):

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	KKR Alternative Corporate Opportunities Fund P
Aegis Value Fund, Inc.	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Appleton Funds	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Bridge Builder Trust	Matrix Advisors Value Fund, Inc.
Bridges Investment Fund, Inc.	Merger Fund
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Capital Guardian Funds Trust	Perritt Funds, Inc.

Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
ETF Series Solutions	Prospector Funds, Inc.
Evermore Funds Trust	Provident Mutual Funds, Inc.
FactorShares Trust	Purisima Funds
First American Funds, Inc.	Rainier Investment Management Mutual Funds
First American Investment Funds, Inc.	RBC Funds Trust
First American Strategy Funds, Inc.	SCS Financial Funds
Glenmede Fund, Inc.	Stone Ridge Trust
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust
Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.
Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

(b)   To the best of the Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

        (c)           The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Quasar Distributors, LLC	None	None	None	None

Item 33.   Location of Accounts and Records

All accounts, books and other documents required by Rule 31(a) under the 1940 Act are maintained at the offices, as applicable of: (1) the Registrant, (2) Stone Ridge, (3) the Registrant’s custodian, and (4) the Registrant’s administrator.

1.           Stone Ridge Trust
  405 Lexington Avenue, 55th Floor
  New York, NY 10174

2.           Stone Ridge Asset Management LLC
  405 Lexington Avenue, 55th Floor
  New York, NY 10174

3.           US Bank, N.A.
  1555 N. River Center Drive, Suite 302
  Milwaukee, Wisconsin 53212

4.           U.S. Bancorp Fund Services, LLC
  615 East Michigan Street
  Milwaukee, Wisconsin 53202

Item 34.   Management Services

Not applicable.

Item 35.   Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post Effective Amendment No. 19 (related to Stone Ridge Global Equity Variance Risk Premium Master Fund) to the Registration Statement of Stone Ridge Trust to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 25th day of March, 2014.

STONE RIDGE TRUST

By: /s/ Jane Korach
Jane Korach, Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
__________________* Ross Stevens	Trustee, President (Principal Executive Officer)	March 25, 2014
__________________* Patrick Kelly	Treasurer (Principal Financial Officer)	March 25, 2014
__________________* Daniel Charney	Trustee	March 25, 2014
__________________* Jason Ekberg	Trustee	March 25, 2014

* Power of Attorney

By: /s/ Jane Korach___
Attorney in Fact